MERRILL LYNCH
MUNICIPAL BOND
FUND, INC.



[FUND LOGO]
STRATEGIC
         Performance



Semi-Annual Report
December 31, 1997



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Municipal Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                            #10249 -- 12/97



[RECYCLE LOGO]
Printed on post-consumer recycled paper



MERRILL LYNCH MUNICIPAL BOND FUND, INC.

Officers and
Directors

Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Donald C. Burke, Vice President
Peter J. Hayes, Vice President
Kenneth A. Jacob, Vice President
Walter C. O'Connor, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



          Merrill Lynch Municipal Bond Fund, Inc., December 31, 1997

DEAR SHAREHOLDER

The Municipal Market Environment
During the three months ended December 31, 1997, long-term fixed-income bond yields declined to their lowest levels in nearly four years. A continued positive domestic inflationary environment provided much of the support for the bond market's recent improvement through early October 1997. However, during the last two months of 1997, the turmoil in the world's financial markets, particularly in the Asian equity market, has produced major declines in bond yields. Since October 31, 1997, the US Treasury bond market has been the beneficiary of a significant flight to quality mainly by foreign investors whose own domestic markets have remained very volatile. Prior to the initial decline in the Asian equity markets, yields on US Treasury and tax-exempt bonds had been little changed. Subsequently, long-term US Treasury bond yields have declined almost 50 basis points (0.50%) over the last three months to end the year at 5.91%. Tax-exempt revenue bond yields, however, have exhibited lesser declines. As measured by the Bond Buyer Revenue Bond Index, long-term municipal bond yields declined over 20 basis points to 5.40%, their lowest level since October 1993.

The increase in new municipal bond issuance over the past six months has also prevented the tax-exempt bond market from more closely mirroring the yield declines exhibited by its taxable counterpart. During the last six months, over $120 billion in new long-term municipal bonds were underwritten, an increase of over 30% compared to the same period in 1996. As interest rates have continued to decline in recent months, new tax-exempt bond issuance has remained strong. During the December quarter, almost $65 million in long-term municipal securities were issued, an increase of almost 20% versus the quarter ended December 31, 1996. During the month of December, over $21 billion in new long-term municipal securities were underwritten. This represented an increase of 9% versus December 1996 levels and the greatest December issuance since 1993.

In our opinion, the recent correction in world equity markets has enhanced the near-term prospects for continued low, if not declining, interest rates in the United States. It is likely that the recent correction will result in slower US domestic growth in the coming months. This decline is likely to be generated in part by reduced US export growth. Additionally, some decline in consumer spending can also be expected in response to reduced consumer confidence. Perhaps more importantly, it is likely that, barring a dramatic and unexpected resurgence in domestic growth, the Federal Reserve Board will be unwilling to raise interest rates until the full impact of the equity market's corrections can be established.

All these factors suggest that over the near term, interest rates, including tax-exempt bond yields, are unlikely to rise by any appreciable amount. It is probable, however, that municipal bond yields will remain under some relative pressure as a result of continued strong new-issue supply. However, the recent pace of municipal bond issuance is likely to be unsustainable. Continued increases in bond issuance will require lower and lower tax-exempt bond yields to generate the economic savings necessary for additional municipal bond refinancings. Preliminary estimates of 1998 total municipal bond issuance are presently in the $195 billion -- $220 billion range. These estimates suggest that recent supply pressures are likely to abate somewhat next year, or at least, exert only minimal technical pressures during 1998. Additionally, municipal bond investors are expected to receive approximately $23 billion in January coupon payments, bond maturities and proceeds from early redemptions. Such assets should serve to intensify investor demand in the near future. With tax-exempt bond yields at already attractive yield ratios relative to US Treasury bonds (approximately 90% at the end of December) any further pressure on the municipal market may well represent an attractive investment opportunity.

Portfolio Strategy
Insured Portfolio and National
Portfolio
A combination of several positive technical and economic factors have contributed to a scenario where the fixed-income markets, and the tax-exempt market in particular, have reached historically low levels of nominal interest rates. Over the past six months, we held our portfolio strategy for the Insured and National Portfolios of maintaining a fully invested posture and using any price declines to restructure the Portfolios more aggressively. We sought to maintain a high level of current yield and to provide well-above industry average tax-exempt income to shareholders.

At current interest rate levels, we expect to sell some of the Portfolios' more aggressively structured, discounted securities, and use the proceeds to purchase more income-oriented bonds. Although the fundamental economic backdrop for the marketplace is still quite supportive, we expect the municipal market to participate only marginally in any further price gains. Therefore, we will concentrate on enhancing the Portfolios' current returns through diligent research to uncover higher-yielding securities within the credit quality limits of each Portfolio as detailed in the Fund's prospectus.

Limited Maturity Portfolio
We continued to aggressively position the Limited Maturity Portfolio, especially in view of the fact that the Asian financial crisis would most likely prevent the Federal Reserve Board from raising interest rates. The Portfolio maintained cash in the 1% -- 2% range for most of the December quarter. The average life of the Portfolio was maintained at approximately 1.8 years, close to its permissible maximum of 2 years. Purchases were concentrated in the two-year -- four-year range to allow for maximum capital appreciation, while the focus was kept on higher-coupon bonds in order to seek to provide a high level of current income to shareholders. We anticipate maintaining this strategy in the coming months as fears of slower economic growth and deflation keep Federal Reserve Board policy on hold, with a possible bias for monetary policy easing in the future.

In Conclusion
We appreciate your ongoing interest in the Merrill Lynch Municipal Bond Fund, Inc., and we look forward to serving your investment needs and objectives in the months and years to come.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/VINCENT R. GIORDANO
Vincent R. Giordano
Senior Vice President

/S/KENNETH A. JACOB
Kenneth A. Jacob
Vice President and Portfolio Manager

/S/PETER J. HAYES
Peter J. Hayes
Vice President and Portfolio Manager

/S/WALTER C. O'CONNOR
Walter C. O'Connor
Vice President and Portfolio Manager

February 13, 1998



We are pleased to announce that Walter C. O'Connor is responsible for the day-to-day management of National Portfolio of Merrill Lynch Municipal Bond Fund, Inc. Mr. O'Connor has been a Director of Merrill Lynch Asset Management, L.P. (an affiliate of the Investment Adviser) since 1997; Vice President since 1993; and Assistant Vice President from 1991 to 1993.



About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

[bullet] Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees.

[bullet] Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Insured and National Portfolios. Limited Maturity Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Insured and National Portfolios are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. All three classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

[bullet] Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Insured and National Portfolios. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

[bullet] Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





PERFORMANCE DATA

Performance
Summary --
Class A Shares

                       Beginning/Ending Net Asset Value            Dividends Paid*                    % Change**

Period                                        Limited                            Limited                            Limited
Covered                Insured     National   Maturity     Insured    National   Maturity   Insured    National     Maturity

10/21/77 -- 2/31/77  $9.80/9.80      --         --          $0.09        --         --      + 0.94%       --          --
1978                  9.80/8.97      --         --           0.48        --         --      - 3.69        --          --
1979+                 8.97/8.39  $9.60/9.60  $9.90/9.88      0.53      $0.11      $0.10     - 0.77     + 1.17%       +0.86%
1980                  8.39/6.86   9.60/8.54   9.88/9.74      0.60       0.79       0.64     -11.46     - 3.00        +5.14
1981                  6.86/5.66   8.54/7.34   9.74/9.78      0.65       0.90       0.77     - 8.49     - 3.82        +8.64
1982                  5.66/6.81   7.34/8.71   9.78/9.89      0.67       0.93       0.80     +33.96     +33.16        +9.67
1983                  6.81/6.97   8.71/9.01   9.89/9.76      0.65       0.89       0.67     +12.20     +14.04        +5.57
1984                  6.97/6.88   9.01/8.96   9.76/9.74      0.65       0.90       0.67     + 8.49     +10.00        +6.91
1985                  6.88/7.53   8.96/9.86   9.74/9.75      0.64       0.88       0.63     +19.56     +20.76        +6.71
1986                  7.53/8.18   9.86/10.67  9.75/9.90      0.61(1)    1.01(1)    0.56     +17.24     +19.08        +7.47
1987                  8.18/7.56  10.67/9.76   9.90/9.68      0.68(2)    0.86(2)    0.53(2)  + 0.86     - 0.40        +3.18
1988                  7.56/7.79   9.76/10.11  9.68/9.68      0.57       0.76       0.56     +10.92     +11.71        +5.90
1989                  7.79/7.94  10.11/10.25  9.68/9.74      0.57       0.75       0.59     + 9.49     + 9.11        +6.93

1990                  7.94/7.86  10.25/10.09  9.74/9.72      0.61(3)    0.73       0.60     + 7.07     + 5.85        +6.11
1991                  7.86/8.18  10.09/10.49  9.72/9.88      0.60(4)    0.82(4)    0.54     +12.07     +12.58        +7.39
1992                  8.18/8.27  10.49/10.55  9.88/9.97      0.63(5)    0.89(5)    0.45     + 9.04     + 9.35        +5.62
1993                  8.27/8.60  10.55/10.91  9.97/10.01     0.71(6)    0.94(6)    0.38     +12.85     +12.59        +4.30
1994                  8.60/7.43  10.91/9.40  10.01/9.77      0.60(7)    0.81(7)    0.37     - 6.76     - 6.55        +1.35
1995                  7.43/8.25   9.40/10.44  9.77/9.98      0.45       0.60       0.38     +17.43     +17.83        +6.13
1996                  8.25/8.07  10.44/10.33  9.98/9.94      0.45       0.60       0.40     + 3.43     + 4.93        +3.72
1997                  8.07/8.30  10.33/10.67  9.94/9.96      0.45(8)    0.60       0.39     + 8.76     + 9.35        +4.21
                                                     Total $11.89     $14.77     $10.03
                                                  Cumulative total return as of 12/31/97:  +297.97%** +410.16%**   +178.88%**

 *  Figures may include short-term capital gains distributions.
**  Figures do not include sales charges; results would be lower if sales charge was included.
 +  For National and Limited Maturity Portfolios, period covered is from 11/02/79 to 12/31/79.
(1) Includes capital gains of $0.011 and $0.178 for the Insured and National Portfolios, respectively.
(2) Includes capital gains of $0.098, $0.073 and $0.012 for the Insured, National and Limited Maturity Portfolios,
    respectively.
(3) Includes capital gains of $0.064 for the Insured Portfolio.
(4) Includes capital gains of $0.058 and $0.060 for the Insured and National Portfolios, respectively.
(5) Includes capital gains of $0.084 and $0.130 for the Insured and National Portfolios, respectively.
(6) Includes capital gains of $0.181 and $0.157 for the Insured and National Portfolios, respectively.
(7) Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.
(8) Includes capital gains of $0.001 for the Insured Portfolio.






Performance
Summary --
Class B Shares

                       Beginning/Ending Net Asset Value            Dividends Paid*                    % Change**

Period                                        Limited                            Limited                           Limited
Covered                Insured     National   Maturity***  Insured    National   Maturity*** Insured    National   Maturity***

10/21/88 -- 12/31/88 $7.81/7.78 $10.14/10.11     --        $0.11       $0.14        --       + 0.97%    + 1.08%     --
1989                  7.78/7.94  10.11/10.25     --         0.51        0.67        --       + 8.81     + 8.29      --
1990                  7.94/7.86  10.25/10.09     --         0.55(1)     0.66        --       + 6.28     + 5.05      --
1991                  7.86/8.17  10.09/10.49     --         0.54(2)     0.75(2)     --       +11.10     +11.74      --
1992                  8.17/8.27  10.49/10.55  $9.93/9.97    0.56(3)     0.81(3)   $0.06      + 8.35     + 8.53     +1.05%
1993                  8.27/8.59  10.55/10.90   9.97/10.01   0.64(4)     0.85(4)    0.35      +11.88     +11.65     +3.93
1994                  8.59/7.43  10.90/9.39   10.01/9.77    0.53(5)     0.73(5)    0.34      - 7.36     - 7.27     +1.03
1995                  7.43/8.24   9.39/10.44   9.77/9.98    0.39        0.52       0.34      +16.41     +17.07     +5.75
1996                  8.24/8.07  10.44/10.33   9.98/9.94    0.39        0.52       0.37      + 2.77     + 4.14     +3.35
1997                  8.07/8.30  10.33/10.67   9.94/9.97    0.39(6)     0.52       0.36      + 7.94     + 8.53     +3.95
                                                     Total $4.61       $6.17      $1.82
                                                 Cumulative total return as of 12/31/97:    +88.15%**  +91.04%**  +20.53%**

  * Figures may include short-term capital gains distributions.
 ** Figures do not reflect deduction of any sales charges; results would be lower if sales charge was deducted.
*** Limited Maturity Portfolio commenced operations on 11/02/92.
(1) Includes capital gains of $0.064 for the Insured Portfolio.
(2) Includes capital gains of $0.058 and $0.060 for the Insured and National Portfolios, respectively.
(3) Includes capital gains of $0.084 and $0.130 for the Insured and National Portfolios, respectively.
(4) Includes capital gains of $0.181 and $0.157 for the Insured and National Portfolios, respectively.
(5) Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.
(6) Includes capital gains of $0.001 for the Insured Portfolio.








Performance
Summary --
Class C Shares

                       Beginning/Ending Net Asset Value            Dividends Paid*                    % Change**

Period                                        Limited                            Limited                            Limited
Covered                Insured     National   Maturity     Insured    National   Maturity   Insured    National     Maturity

10/21/94 -- 12/31/94  $7.68/7.43  $9.85/9.40  $9.83/9.77    $0.22(1)  $0.31(1)    $0.07     - 0.41%    - 1.39%       +0.11%
1995                   7.43/8.25   9.40/10.44  9.77/10.00    0.38      0.52        0.34     +16.50     +16.89        +5.92
1996                   8.25/8.07  10.44/10.33 10.00/9.91     0.38      0.52        0.36     + 2.59     + 4.09        +2.80
1997                   8.07/8.30  10.33/10.67  9.91/9.93     0.39(2)   0.51        0.35     + 7.89     + 8.47        +3.83
                                                      Total $1.37     $1.86       $1.12
                                                    Cumulative total return as of 12/31/97:   +28.41%**  +30.15%**  +13.19%**

 *  Figures may include short-term capital gains distributions.
**  Figures do not reflect deduction of any sales charges; results would be lower if sales charge was deducted.
(1) Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.
(2) Includes capital gains of $0.001 for the Insured Portfolio.






Summary --
Class D Shares

                       Beginning/Ending Net Asset Value            Dividends Paid*                    % Change**

Period                                         Limited                            Limited                            Limited
Covered                Insured     National    Maturity     Insured    National   Maturity   Insured    National     Maturity

10/21/94 -- 12/31/94  $7.68/7.43  $9.85/9.40  $9.83/9.77    $0.23(1)    $0.32(1)   $0.07     - 0.30%    - 1.29%       +0.13%
1995                   7.43/8.25   9.40/10.45  9.77/9.98     0.43        0.57      0.37      +17.14     +17.65        +6.03
1996                   8.25/8.07  10.45/10.34  9.98/9.94     0.43        0.58      0.39      + 3.17     + 4.67        +3.62
1997                   8.07/8.30  10.34/10.67  9.94/9.97     0.43(2)     0.57      0.38      + 8.49     + 8.98        +4.21
                                                      Total $1.52       $2.04     $1.21
                                                     Cumulative total return as of 12/31/97:   +30.72%**  +32.47%**  +14.64%**

 *  Figures may include short-term capital gains distributions.
**  Figures do not include sales charges; results would be lower if sales charge was included.
(1) Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.
(2) Includes capital gains of $0.001 for the Insured Portfolio.




Average Annual
Total Returns

Insured Portfolio

                              % Return Without          % Return With
Class A Shares*                 Sales Charge            Sales Charge**

Year Ended 12/31/97                +8.76%                   +4.41%
Five Years Ended 12/31/97          +6.80                    +5.94
Ten Years Ended 12/31/97           +8.25                    +7.81

 * Maximum sales charge is 4%.
** Assuming maximum sales charge.


                                 % Return                  % Return
Class B Shares*                Without CDSC               With CDSC**

Year Ended 12/31/97                +7.94%                   +3.94%
Five Years Ended 12/31/97          +6.00                    +6.00
Inception (10/21/88) through
12/31/97                           +7.12                    +7.12

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.


                                 % Return                  % Return
Class C Shares*                Without CDSC                With CDSC**

Year Ended 12/31/97                +7.89%                    +6.89%
Inception (10/21/94) through
12/31/97                           +8.14                     +8.14

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                             % Return Without             % Return With
Class D Shares*                Sales Charge               Sales Charge**

Year Ended 12/31/97                +8.49%                    +4.15%
Inception (10/21/94) through
12/31/97                           +8.75                     +7.37

 * Maximum sales charge is 4%.
** Assuming maximum sales charge.



National Portfolio

                             % Return Without             % Return With
Class A Shares*                Sales Charge               Sales Charge**

Year Ended 12/31/97                +9.35%                    +4.98%
Five Years Ended 12/31/97          +7.30                     +6.43
Ten Years Ended 12/31/97           +8.49                     +8.05

 * Maximum sales charge is 4%.
** Assuming maximum sales charge.


                                 % Return                  % Return
Class B Shares*                Without CDSC               With CDSC**

Year Ended 12/31/97                +8.53%                    +4.53%
Five Years Ended 12/31/97          +6.50                     +6.50
Inception (10/21/88) through
12/31/97                           +7.29                     +7.29

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payments of applicable contingent deferred sales charge.


                                 % Return                  % Return
Class C Shares*                Without CDSC               With CDSC**
Year Ended 12/31/97                +8.47%                    +7.47%
Inception (10/21/94) through
12/31/97                           +8.60                     +8.60

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                             % Return Without             % Return With
Class D Shares*                Sales Charge               Sales Charge**

Year Ended 12/31/97                +8.98%                    +4.62%
Inception (10/21/94) through
12/31/97                           +9.20                     +7.81

 * Maximum sales charge is 4%.
** Assuming maximum sales charge.



Limited Maturity Portfolio

                             % Return Without             % Return With
Class A Shares*                Sales Charge               Sales Charge**
Year Ended 12/31/97                +4.21%                    +3.17%
Five Years Ended 12/31/97          +3.93                     +3.72
Ten Years Ended 12/31/97           +5.15                     +5.05

 * Maximum sales charge is 1%.
** Assuming maximum sales charge.


                                 % Return                  % Return
Class B Shares*                Without CDSC               With CDSC**
Year Ended 12/31/97                +3.95%                    +2.95%
Five Years Ended 12/31/97          +3.59                     +3.59
Inception (11/2/92) through
12/31/97                           +3.68                     +3.68

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                                 % Return                  % Return
Class C Shares*                Without CDSC               With CDSC**
Year Ended 12/31/97                +3.83%                    +2.83%
Inception (10/21/94) through
12/31/97                           +3.95                     +3.95

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                             % Return Without             % Return With
Class D Shares*                Sales Charge               Sales Charge**

Year Ended 12/31/97                +4.21%                    +3.17%
Inception (10/21/94) through
12/31/97                           +4.37                     +4.04

 * Maximum sales charge is 1%.
** Assuming maximum sales charge.





Recent
Performance
Results*

                                                                                       12 Month      3 Month    Standardized
                                                         12/31/97   9/30/97  12/31/96   % Change     % Change   30-Day Yield

Insured Portfolio Class A Shares                          $8.30     $8.19     $8.07     +2.86%(1)    +1.35%(1)      4.57%
Insured Portfolio Class B Shares                           8.30      8.19      8.07     +2.86(1)    +1.35(1)        4.00
Insured Portfolio Class C Shares                           8.30      8.19      8.07     +2.86(1)    +1.35(1)        3.95
Insured Portfolio Class D Shares                           8.30      8.19      8.07     +2.86(1)    +1.35(1)        4.33
National Portfolio Class A Shares                         10.67     10.54     10.33     +3.29       +1.23           4.57
National Portfolio Class B Shares                         10.67     10.54     10.33     +3.29       +1.23           4.00
National Portfolio Class C Shares                         10.67     10.54     10.33     +3.29       +1.23           3.95
National Portfolio Class D Shares                         10.67     10.55     10.34     +3.19       +1.14           4.34
Limited Maturity Portfolio Class A Shares                  9.96      9.95      9.94     +0.20       +0.10           3.67
Limited Maturity Portfolio Class B Shares                  9.97      9.95      9.94     +0.30       +0.20           3.35
Limited Maturity Portfolio Class C Shares                  9.93      9.93      9.91     +0.20       +0.00           3.35
Limited Maturity Portfolio Class D Shares                  9.97      9.96      9.94     +0.30       +0.10           3.57
Insured Portfolio Class A Shares -- Total Return                                        +8.76(2)    +2.87(3)
Insured Portfolio Class B Shares -- Total Return                                        +7.94(4)    +2.68(5)
Insured Portfolio Class C Shares -- Total Return                                        +7.89(6)    +2.67(7)
Insured Portfolio Class D Shares -- Total Return                                        +8.49(8)    +2.81(9)
National Portfolio Class A Shares -- Total Return                                       +9.35(10)   +2.68(11)
National Portfolio Class B Shares -- Total Return                                       +8.53(12)   +2.48(13)
National Portfolio Class C Shares -- Total Return                                       +8.47(14)   +2.47(15)
National Portfolio Class D Shares -- Total Return                                       +8.98(16)   +2.52(17)
Limited Maturity Portfolio Class A Shares -- Total Return                               +4.21(18)   +1.10(19)
Limited Maturity Portfolio Class B Shares -- Total Return                               +3.95(20)   +1.11(21)
Limited Maturity Portfolio Class C Shares -- Total Return                               +3.83(22)   +0.90(21)
Limited Maturity Portfolio Class D Shares -- Total Return                               +4.21(23)   +1.07(24)

 *   Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)  Percent change includes reinvestment of $0.001 per share capital gains distributions.
(2)  Percent change includes reinvestment of $0.453 per share ordinary income dividends and $0.001 per share capital gains distributions.
(3)  Percent change includes reinvestment of $0.133 per share ordinary income dividends and $0.001 per share capital gains distributions.
(4)  Percent change includes reinvestment of $0.391 per share ordinary income dividends and $0.001 per share capital gains distributions.
(5)  Percent change includes reinvestment of $0.116 per share ordinary income dividends and $0.001 per share capital gains distributions.
(6)  Percent change includes reinvestment of $0.387 per share ordinary income dividends and $0.001 per share capital gains distributions.
(7)  Percent change includes reinvestment of $0.115 per share ordinary income dividends and $0.001 per share capital gains distributions.
(8)  Percent change includes reinvestment of $0.433 per share ordinary income dividends and $0.001 per share capital gains distributions.
(9)  Percent change includes reinvestment of $0.127 per share ordinary income dividends and $0.001 per share capital gains distributions.
(10) Percent change includes reinvestment of $0.596 per share ordinary income dividends.
(11) Percent change includes reinvestment of $0.164 per share ordinary income dividends.
(12) Percent change includes reinvestment of $0.516 per share ordinary income dividends.
(13) Percent change includes reinvestment of $0.142 per share ordinary income dividends.
(14) Percent change includes reinvestment of $0.511 per share ordinary income dividends.
(15) Percent change includes reinvestment of $0.140 per share ordinary income dividends.
(16) Percent change includes reinvestment of $0.570 per share ordinary income dividends.
(17) Percent change includes reinvestment of $0.157 per share ordinary income dividends.
(18) Percent change includes reinvestment of $0.391 per share ordinary income dividends.
(19) Percent change includes reinvestment of $0.107 per share ordinary income dividends.
(20) Percent change includes reinvestment of $0.355 per share ordinary income dividends.
(21) Percent change includes reinvestment of $0.097 per share ordinary income dividends.
(22) Percent change includes reinvestment of $0.353 per share ordinary income dividends.
(23) Percent change includes reinvestment of $0.381 per share ordinary income dividends.
(24) Percent change includes reinvestment of $0.105 per share ordinary income dividends.





                                                                 Merrill Lynch Municipal Bond Fund, Inc., December 31, 1997

SCHEDULE OF INVESTMENTS                                                                                      (in Thousands)

                       Municipal Bonds                                                                   Insured Portfolio
                       S&P             Moody's     Face                                                           Value
STATE                  Ratings         Ratings     Amount   Issue                                               (Note 1a)


Alabama -- 0.6%        AAA          Aaa         $1,625    Alabama Water Pollution Control Authority,
                                                          Revolving Fund Loan, Series A, 6.75% due
                                                          8/15/2017 (b)                                            $1,821
                                                          Jefferson County, Alabama, Sewer Revenue
                                                          Bonds (h):
                       AAA          Aaa          3,500    Refunding, Series A, 5.375% due 2/01/2027                 3,529
                       AAA          Aaa          4,000    Series D, 5.75% due 2/01/2022                             4,227
                       AAA          Aaa          1,250    Mobile, Alabama, GO, Refunding and Capital
                                                          Improvement Bonds, 10.875% due 11/01/2007 (c)             1,772

Alaska -- 0.8%                                            Kenai Peninsula Borough, Alaska, GO (b):
                       AAA          Aaa          6,450    8.40% due 1/01/2000                                       6,991
                       AAA          Aaa          8,460    8.40% due 1/01/2001                                       9,481

Arizona -- 1.2%        AAA          Aaa          6,750    Arizona State Municipal Financing Program, COP,
                                                          Series 34, 7.25% due 8/01/2009 (g)                        8,404
                       AAA          Aaa          3,800    Maricopa County, Arizona, IDA, Health Facilities
                                                          Revenue Bonds (Saint Joseph's Care Center Project),
                                                          Series A, 7.75% due 7/01/2020 (e)                         4,176
                       AAA          Aaa          4,000    Maricopa County, Arizona, IDA, Hospital Facility
                                                          Revenue Refunding Bonds (Samaritan Health
                                                          Services), Series A, 7% due 12/01/2013 (e)                4,358
                       AAA          Aaa          7,000    Maricopa County, Arizona, Unified School District
                                                          No. 097 (Deer Valley Project 1986), UT, Series E,
                                                          10% due 7/01/2000 (h)                                     7,992

California -- 1.1%     AAA          Aaa          8,800    Northern California Power Agency, Multiple Capital
                                                          Facilities Revenue Bonds, RIB, 8.756% due 9/02/2025
                                                          (d) (e)                                                  10,659
                       AAA          Aaa          5,900    Oakland, California, Redevelopment Agency, Refunding
                                                          Bonds, INFLOS, 8.067% due 9/01/2019 (d) (e)               6,630
                       AAA          Aaa          5,000    University of California Revenue Bonds (Multiple
                                                          Purpose Projects), Series D, 6.375% due 9/01/2002
                                                          (a) (e)                                                   5,563

Colorado -- 2.7%                                          Denver, Colorado, City and County Airport, Revenue
                                                          Bonds (e):
                       AAA          Aaa         25,790    Refunding, Series E, 5.25% due 11/15/2023                25,788
                       AAA          Aaa         11,325    Series A, 5.70% due 11/15/2025                           11,900
                       AAA          Aaa            590    La Plata County, Colorado, School District Number
                                                          9 (R Durango), UT, 6.60% due 11/01/2017 (h)                 649
                                                          Municipal Subdistrict Northern Colorado, Water
                                                          Conservancy District, Revenue Refunding Bonds, Series
                                                          F (b):
                       AAA          Aaa          4,470    6.15% due 12/01/2005                                      5,030
                       AAA          Aaa          4,250    6.25% due 12/01/2006                                      4,852
                       AAA          Aaa          5,055    6.35% due 12/01/2007                                      5,849

Florida -- 2.1%        AAA          Aaa          5,000    Florida State Division, Board of Finance, Department
                                                          of General Services Revenue Bonds (Department of
                                                          Natural Resourse Preservation), Series 2000-A, 6.75%
                                                          due 7/01/2001 (a) (b)                                     5,522
                       AAA          Aaa            500    Jacksonville, Florida, Health Facilities Authority,
                                                          Hospital Revenue Refunding and Improvement Bonds
                                                          (Baptist Medical Center Project), 11.50% due
                                                          10/01/2012 (c)                                              850
                       AAA          Aaa         10,000    Lee County, Florida, Hospital Board of Directors,
                                                          Hospital Revenue Bonds, INFLOS, 9.266% due 4/01/2001
                                                          (a) (d) (e)                                              11,875
                       AAA          Aaa          3,950    Orange County, Florida, HFA, Mortgage Revenue
                                                          Refunding Bonds, Series A, 7.60% due 1/01/2024 (h)
                                                          (j)                                                       4,236
                       AAA          Aaa          5,790    Orange County, Florida, Health Facilities Authority
                                                          Revenue Bonds (Hospital -- Orlando Regional Healthcare),
                                                          Series A, 6.25% due 10/01/2006 (e)                        6,581
                       AAA          Aaa          2,000    Port Saint Lucie, Florida, Special Assignment Revenue
                                                          Bonds, Assessment District No.1, Phase II, 5.40% due
                                                          10/01/2016 (e)                                            2,052
                       AAA          Aaa          4,900    Saint John's River, Florida, Water Management District,
                                                          Revenue Refunding Bonds  (Land Acquisition), 5.125%
                                                          due 7/01/2016 (i)                                         4,917
                       AAA          Aaa          2,850    South Broward Hospital District, Florida, Hospital
                                                          Revenue Bonds, RIB, Series C, 9.237% due 5/01/2001 (a)
                                                          (b) (d)                                                   3,399
                       AAA          Aaa          2,240    West Coast Regional Water Supply Authority, Florida,
                                                          Capital Improvement Revenue Bonds (Hillsborough County
                                                          Project), 10.40% due 10/01/2010 (a) (b)                   3,291

Georgia -- 2.0%        AAA          Aaa          4,000    Chatham County, Georgia, School District, UT, 6.75%
                                                          due 8/01/2003 (a) (e)                                     4,555
                       AAA          Aaa         20,000    Georgia Municipal Electric Authority, Power Revenue
                                                          Bonds, Series EE, 7% due 1/01/2025 (b)                   25,927
                       AAA          Aaa          9,000    Georgia Municipal Electric Authority, Special
                                                          Obligation Bonds (Fifth Crossover Series, Project One),
                                                          6.40% due 1/01/2013 (b)                                  10,454

Hawaii -- 3.7%                                            Hawaii State Airport System Revenue Bonds:
                       AAA          Aaa         21,795    AMT, 7.30% due 7/01/2020 (b)                             23,586
                       AAA          Aaa         23,200    AMT, Second Series, 7.50% due 7/01/2020 (h)              25,215
                       AAA          Aaa         10,000    Refunding, Series 1993, 6.45% due 7/01/2013 (e)          11,046
                       AAA          Aaa          5,000    Hawaii State Department of Budget and Finance, Special
                                                          Purpose Mortgage Revenue  Bonds (Hawaiian Electric
                                                          Company), AMT, Series C, 7.375% due 12/01/2020 (e)        5,469
                                                          Hawaii State, GO (h):
                       AAA          Aaa          2,000    Series CN, 5.25% due 3/01/2017                            2,018
                       AAA          Aaa          2,920    UT, Series CH, 6% due 11/01/2005                          3,237
                       AAA          Aaa          4,500    Hawaii State Harbor Capital Improvement Revenue Bonds,
                                                          AMT, 7% due 7/01/2017 (e)                                 4,838

Illinois -- 15.8%      AAA          Aaa         32,990    Chicago, Illinois, Board of Education (Chicago School
                                                          Reform), UT, Series A, 5.25% due 12/01/2027 (b)          32,841
                       AAA          Aaa         28,200    Chicago, Illinois, GO, Series A-1, 5.125% due
                                                          1/01/2025 (b)                                            27,734
                       AAA          Aaa          2,000    Chicago, Illinois, O'Hare International Airport
                                                          Revenue Bonds (Passenger Facilities Charge), Series A,
                                                          5.625% due 1/01/2015 (b)                                  2,097
                       AAA          Aaa         52,085    Chicago, Illinois, Refunding, Series B, 5.125% due
                                                          1/01/2025 (h)                                            51,225
                       AAA          Aaa         24,000    Chicago, Illinois, Wastewater Transmission Revenue
                                                          Refunding Bonds, 5.125% due 1/01/2025 (h)                23,604
                                                          Chicago, Illinois, Water Revenue Bonds (h):
                       AAA          Aaa          3,000    5% due 11/01/2015                                         2,959
                       AAA          Aaa         12,595    5% due 11/01/2025                                        12,226
                       AAA          Aaa         25,850    Refunding, 5.25% due 11/01/2027                          25,732
                                                          Illinois Health Facilities Authority Revenue Bonds:
                       AAA          Aaa          3,250    (Elmhurst Memorial Hospital), 6.625% due 1/01/2022 (h)    3,530
                       AAA          Aaa          2,000    (Methodist Health Project), RIB, 9.365% due 5/01/2021
                                                          (b) (d)                                                   2,365
                       AAA          Aaa         28,900    Refunding (Sinai Health System), 6% due 2/15/2024 (b)
                                                          (l)                                                      31,029
                       AAA          Aaa         10,000    (Rush Presbyterian -- Saint Luke's Medical Center),
                                                          INFLOS, 9.615% due 10/01/2024 (d) (e)                    11,925
                       AAA          Aaa          3,000    Illinois State, GO, 5.75% due 5/01/2021 (e)               3,162
                                                          Metropolitan Pier and Exposition Authority, Illinois,
                                                          Dedicated State Tax Revenue Bonds (McCormick Place
                                                          Expansion Project):
                       AAA          Aaa          6,070    Refunding, Series A, 6% due 12/15/2006 (b)                6,783
                       AAA          Aaa         10,000    Refunding, Series A, 6.10% due 12/15/2015 (e) (k)         4,006
                       AAA          Aaa          8,330    Refunding, Series A, 6.10% due 12/15/2016 (e) (k)         3,148
                       AAA          Aaa         13,550    Refunding, Series A, 6.03% due 12/15/2022 (e) (k)         3,709
                       AAA          Aaa         49,575    Refunding, Series A, 6.09% due 12/15/2023 (e) (k)        12,883
                       AAA          Aaa         14,305    Refunding, Series A, 6.24% due 6/15/2024 (e) (k)          3,622
                       AAA          Aaa          6,260    Refunding, Series A, 6.02% due 6/15/2025 (e) (k)          1,505
                       AAA          Aaa         10,000    Refunding, Series A, 5.25% due 6/15/2027 (b)              9,940
                       AAA          Aaa         40,750    Refunding, Series B, 5.50% due 6/15/2029 (h) (k)          7,922
                       AAA          Aaa          6,600    Series A, 6.50% due 6/15/2003 (a) (b)                     7,421
                       AAA          Aaa         26,000    Regional Transportation Authority, Illinois, Series A,
                                                          6.25% due 6/01/2024 (b)                                  28,564

Indiana -- 2.2%        AAA          Aaa          8,040     Indiana Health Facilites Financing Authority, Hospital
                                                           Revenue Refunding Bonds (Sisters of St. Francis
                                                           Health), Series A, 5.125% due 11/01/2017 (e)             7,926
                       AAA          Aaa          2,470     Indiana State Employment Development Commission,
                                                           Environmental Revenue Bonds (Public Service Company
                                                           of Indiana, Inc.), AMT, 7.50% due 3/15/2015 (e)          2,666
                       AAA          Aaa          4,040     Indianapolis, Indiana, Local Public Improvement Bond
                                                           Bank, Series A, 7.90% due 2/01/2002 (a) (g)              4,606
                       AAA          Aaa          4,340     Jasper County, Indiana, PCR, Refunding (Northern
                                                           Indiana Public Service), 7.10% due 7/01/2017 (e)         4,761
                       AAA          Aaa          6,275     Marion County, Indiana, Convention and Recreational
                                                           Facilities Authority, Excise Tax Revenue Bonds
                                                           (Lease Rental), Series A, 5% due 6/01/2027 (e)           6,041
                       AAA          Aaa          4,510     Munster, Indiana, School Building Corp. (First
                                                           Mortgage), 5.75% due 1/15/2021 (e)                       4,721
                       AAA          Aaa          5,000     Penn, Indiana, High School Building Corp. (First
                                                           Mortgage), 6.125% due 1/15/2016 (e)                      5,437
                                                           Rockport, Indiana, PCR, Refunding:
                       A1+          Aaa            200     (AEP Generating Co. Project), VRDN, Series A, 4.25%
                                                           due 7/01/2025 (b) (f)                                      200
                       A1+          Aaa          1,100     (AEP Generating Co. Project), VRDN, Series B, 4.25%
                                                           due 7/01/2025 (b) (f)                                    1,100
                       AAA          Aaa          5,800     (Indiana -- Michigan Power), Series B, 7.60% due
                                                           3/01/2016 (h)                                            6,407

Kentucky -- 0.6%       AAA          Aaa         11,470     Kentucky Development Finance Authority, Hospital
                                                           Revenue Refunding and Improvement Bonds (Saint
                                                           Elizabeth Medical Center), Series A, 9% due 11/01/2000
                                                           (h)                                                     12,978

Maryland -- 0.4%                                           Maryland State Health and Higher Educational
                                                           Facilities Authority Revenue Bonds (University of
                                                           Maryland Medical Systems) (h):
                       AAA          Aaa          2,250     Series A, 7% due 7/01/2001 (a)                           2,501
                       AAA          Aaa          4,400     Series B, 7% due 7/01/2022                               5,609

Massachusetts -- 7.5%  AAA          Aaa         13,000     Massachusetts Bay Transportation Authority, COP,
                                                           Series A, 7.65% due 8/01/2000 (a) (i)                   14,379
                                                           Massachusetts Bay Transportation Authority
                                                           (Massachusetts General Transportation Systems),
                                                           Series A (h):
                       AAA          Aaa          4,325     6% due 3/01/2006                                         4,816
                       AAA          Aaa          4,610     6% due 3/01/2007                                         5,154
                       AAA          Aaa          6,000     5% due 3/01/2023                                         5,857
                       AAA          Aaa          4,520     Massachusetts Educational Loan Authority, Education
                                                           Loan Revenue Bonds, AMT, Issue D , Series A, 7.25%
                                                           due 1/01/2009 (e)                                        4,866
                                                           Massachusetts State Consolidated Loan:
                       AAA          Aaa          5,000     Series C, 5.375% due 9/01/2012 (e)                       5,213
                       AAA          Aaa          5,420     Series D, 5% due 11/01/2016 (b)                          5,362
                       AAA          Aaa         12,250     Massachusetts State, HFA, M/F Housing Revenue
                                                           Refunding Bonds, Series A, 6.15% due 7/01/2018 (e)      12,944
                                                           Massachusetts State Health and Educational Facilities
                                                           Authority Revenue Bonds (d):
                       AAA          Aaa         10,000     (Beth Israel), INFLOS, 8.268% due 7/01/2025 (b)         11,337
                       AAA          Aaa          3,100     (Saint Elizabeth's Hospital), LEVRRS, Series E, 9.32%
                                                           due 8/12/2021 (i)                                        3,658
                       AAA          Aaa          4,020     Massachusetts State Insured Revenue Refunding Bonds,
                                                           Series B, 5.40% due 11/01/2007 (e)                       4,331
                       AAA          Aaa          3,250     Massachusetts State Port Authority Revenue Bonds, 13%
                                                           due 7/01/2013 (c)                                        5,615
                                                           Massachusetts State Turnpike Authority, Metropolitan
                                                           Highway System Revenue Bonds (e):
                       NR*          Aaa         57,650     Series A, 5% due 1/01/2037                              55,732
                       AAA          Aaa         10,000     Series B, 5.125% due 1/01/2037                           9,810
                       AAA          Aaa          2,500     Massachusetts State Water Resource Authority Revenue
                                                           Bonds, Series A, 5.50% due 11/01/2014 (h)                2,621

Michigan -- 2.7%       AAA          Aaa          5,000     Michigan State Building Authority, Revenue Refunding
                                                           Bonds, Series I, 6.25% due 10/01/2020 (e)                5,401
                       AAA          Aaa          6,915     Michigan State, HDA, Rental Housing Revenue Bonds,
                                                           Series B, 6.15% due 10/01/2015 (e)                       7,320
                       AAA          Aaa         10,000     Michigan State Strategic Fund Limited Obligation,
                                                           Revenue Refunding Bonds (Detroit Edison Co.), Series
                                                           AA, 6.40% due 9/01/2025 (e)                             11,230
                                                           Monroe County, Michigan, PCR (Detroit Edison Co.
                                                           Project), AMT:
                       AAA          Aaa         16,500     (Monroe and Fermi Plants), Series 1, 7.65% due
                                                           9/01/2020 (h)                                           18,062
                       AAA          Aaa          9,745     Series I-B, 7.50% due 9/01/2019 (b)                     10,496
                       AAA          Aaa          1,000     Rockford, Michigan, Public Schools, UT, Series Q, 6%
                                                           due 5/01/2007 (h)                                        1,117

Mississippi -- 0.1%    AAA          Aaa          1,320     Harrison County, Mississippi, Wastewater Management
                                                           District, Revenue Refunding Bonds (Wastewater
                                                           Treatment Facilities), Series A, 8.50% due 2/01/2013
                                                           (h)                                                      1,822

Missouri -- 0.2%       AAA          Aaa          3,500     Sikeston, Missouri, Electric Revenue Refunding Bonds,
                                                           6.25% due 6/01/2002 (a) (e)                              3,850

Nebraska -- 0.5%       AAA          Aaa          9,000     Nebraska Public Power District, Revenue Refunding
                                                           Bonds, 6.125% due 1/01/2015 (e)                          9,633

Nevada -- 2.4%         AAA          Aaa         45,000     Washoe County, Nevada, Water Facility Revenue Bonds
                                                           (Sierra Pacific Power), AMT, 6.65% due 6/01/2017 (e)    49,505

New Jersey -- 4.4%     AAA          Aaa          3,350     Cape May County, New Jersey, Industrial Pollution
                                                           Control Financing Authority, Revenue Refunding Bonds
                                                           (Atlantic City Electric Company Project), Series A,
                                                           6.80% due 3/01/2021 (e)                                  4,161
                       AAA          Aaa         28,750     New Jersey EDA, Natural Gas Facilities Revenue
                                                           Refunding Bonds (NUI Corporation), Series A, 6.35%
                                                           due 10/01/2022 (b)                                      32,115
                                                           New Jersey State Housing and Mortgage Finance Agency
                                                           Revenue Bonds (Home Buyer), AMT (e):
                       AAA          Aaa          7,935     Series D, 7.70% due 10/01/2029                           8,328
                       AAA          Aaa         23,225     Series M, 7% due 10/01/2026                             25,281
                       AAA          Aaa         15,000     New Jersey State Transit Corp. Capital, GAN, Series
                                                           A, 5% due 9/01/2000 (i)                                 15,292
                       AAA          Aaa          4,215     New Jersey State Turnpike Authority, Turnpike
                                                           Revenue Refunding Bonds, 6.50% due 1/01/2008 (b)         4,917

New York -- 10.3%                                          New York City, New York, GO, UT:
                       AAA          Aaa         15,000     Series B, 6.25% due 8/15/2008 (b)                       16,935
                       A1+          VMIG1+         800     Series B, Sub-Series B-6, VRDN, 4.20% due 8/15/2005
                                                           (e) (f)                                                    800
                       AAA          Aaa          8,175     Series E, 6% due 8/01/2007 (h)                           9,103
                       AAA          Aaa          2,585     Series G, 5.75% due 2/01/2007 (e)                        2,819
                       AAA          Aaa         13,770     Series G, 6% due 10/15/2007 (b)                         15,357
                       AAA          Aaa         31,000     Series I, 6% due 4/15/2012 (i)                          34,081
                       AAA          Aaa          6,000     Series L, 5.20% due 8/01/2008 (e)                        6,285
                       AAA          Aaa         10,095     Series M, 5.30% due 6/01/2012 (b)                       10,425
                       AAA          Aaa         15,000     Series M, 5.50% due 6/01/2017 (b)                       15,553
                                                           New York City, New York, GO, UT, Series I (b):
                       AAA          Aaa          2,645     7.25% due 8/15/2013                                      2,810
                       AAA          Aaa          4,505     7.25% due 8/15/2013                                      4,807
                       AAA          Aaa          4,385     7.25% due 8/15/2016                                      4,662
                                                           New York City, New York, Municipal Water Finance
                                                           Authority, Water and Sewer System Revenue Bonds:
                       AAA          Aaa         28,510     RITR,  6.945% due 6/15/2026 (d) (e)                     31,432
                       AAA          Aaa          5,000     Series B, 5.125% due 6/15/2030 (h)                       4,911
                       AAA          Aaa          5,010     Series C, 6.20% due 6/15/2002 (a) (b)                    5,484
                       A1+          VMIG1+       1,600     VRDN, Series A, 4.15% due 6/15/2025 (f) (h)              1,600
                       AAA          Aaa          1,500     New York City, New York, Refunding, UT, Series E,
                                                           6.20% due 8/01/2008 (e)                                  1,704
                       AAA          Aaa          2,500     New York State Dormitory Authority Revenue Bonds
                                                           (City University), Third Generation Reserves,
                                                           Series 2, 6.25% due 7/01/2019 (e)                        2,737
                       AAA          Aaa          1,650     New York State Enviromental Facilities Corporation,
                                                           Special Obligation Revenue Refunding Bonds (Riverbank
                                                           State Park), 5.50% due 4/01/2016 (b)                     1,725
                       AAA          Aaa          5,500     New York State Local Government Assistance Corp.,
                                                           Series A, 5.375% due 4/01/2014 (e)                       5,656
                       AAA          Aaa          9,125     New York State Medical Care Facilities Financial
                                                           Agency Revenue Bonds (Mental Health Services),
                                                           Series E, 6.25% due 8/15/2019 (h)                       10,083
                       AAA          Aaa         12,000     New York State Thruway Authority, Highway and Bridge
                                                           Trust Fund, Series B, 5.125% due 4/01/2015 (e)          12,045
                                                           Niagara Falls, New York, Public Improvement Bonds,
                                                           UT (e):
                       AAA          Aaa          2,975     6.90% due 3/01/2023                                      3,392
                       AAA          Aaa          3,190     6.90% due 3/01/2024                                      3,637

Ohio -- 1.3%           AAA          Aaa          2,710     Clermont County, Ohio, Hospital Facilities Revenue
                                                           Refunding Bonds (Mercy Health Systems), Series A,
                                                           7.50% due 9/01/2001 (a) (b)                              3,018
                                                           Cleveland, Ohio, Public Power System Revenue Bonds,
                                                           First Mortgage (e):
                       AAA          Aaa          4,600     Refunding, Series 1, 5% due 11/15/2024                   4,506
                       AAA          Aaa         12,000     Series A, 7% due 11/15/2004 (a)                         14,097
                       AAA          Aaa          3,500     Ohio State Building Authority, State Facilities
                                                           (Adult Correctional), Series A, 6% due 4/01/2004 (b)     3,834

Oklahoma -- 0.9%       AAA          Aaa          9,280     Grand River Dam Authority, Oklahoma, Revenue
                                                           Refunding Bonds, 5.50% due 6/01/2009 (b)                10,066
                       AAA          Aaa          7,500     Oklahoma State Industrial Authority, Hospital
                                                           Revenue Bonds (Baptist Medical Center), Series A,
                                                           7% due 8/15/2000 (a) (b)                                 8,176

Oregon -- 0.5%         AAA          Aaa         14,570     Oregon Health Sciences University Revenue Bonds,
                                                           Series A, 5.37% due 7/01/2021 (e) (k)                    4,281
                                                           Port Portland, Oregon, International Airport Revenue
                                                           Bonds (Portland International Airport),
                                                           Series Seven-B, AMT (e):
                       AAA          Aaa          3,865     7.10% due 1/01/2012 (a)                                  4,737
                       AAA          Aaa            135     7.10% due 7/01/2021                                        147

Pennsylvania -- 5.0%   AAA          Aaa          1,750     Allegheny County, Pennsylvania, Hospital Development
                                                           Authority Revenue Bonds (Mercy Hospital of
                                                           Pittsburgh), 6.75% due 4/01/2001 (a) (b)                 1,920
                       AAA          Aaa          6,900     Beaver County, Pennsylvania, Hospital Authority
                                                           Revenue Bonds (Medical Center of Beaver, Pennsylvania
                                                           Inc.), Series A, 6.25% due 7/01/2022 (b)                 7,470
                       AAA          Aaa          3,365     Beaver County, Pennsylvania, IDA, PCR, Refunding (Ohio
                                                           Edison Company/Mansfield), Series A, 7% due 6/01/2021
                                                           (h)                                                      3,675
                                                           Pennsylvania State Higher Educational Assistance
                                                           Agency, Student Loan Revenue Bonds, AMT, RIB (d):
                       AAA          Aaa         15,000     9.368% due 9/03/2026 (b)                                17,381
                       AAA          Aaa          8,000     Series B, 10.433% due 3/01/2020 (e)                      9,090
                       AAA          Aaa         18,600     Series B, 7.986% due 3/01/2022 (b)                      20,506
                       AAA          Aaa          4,250     Pennsylvania State Higher Educational Facilities
                                                           Authority, College and University Revenue Bonds
                                                           (Temple University), First Series, 6.50% due
                                                           4/01/2021 (e)                                            4,591
                       AAA          Aaa         10,000     Pennsylvania State Higher Educational Facilities
                                                           Authority, Health Services Revenue Refunding Bonds
                                                           (Allegheny Delaware Valley), Series A, 5.875% due
                                                           11/15/2016 (e)                                          10,759
                                                           Pennsylvania State Second Series, GO, UT (b):
                       AAA          Aaa          8,875     5% due 11/15/2014                                        8,890
                       AAA          Aaa          1,000     5% due 11/15/2015                                          998
                       AAA          Aaa          6,000     Philadelphia, Pennsylvania, Gas Works Revenue Bonds,
                                                           12th Series B, 7% due 5/15/2020 (c) (e)                  7,274
                                                           Philadelphia, Pennsylvania, Water and Wastewater
                                                           Revenue Bonds:
                       AAA          Aaa          4,020     5.60% due 8/01/2018 (e)                                  4,146
                       AAA          Aaa          4,000     Series A, 5% due 8/01/2016 (b)                           3,946

Puerto Rico -- 0.6%                                        Puerto Rico, Electric Power Authority, Power Revenue
                                                           Refunding Bonds, Series CC (i):
                       AAA          Aaa          4,000     5.50% due 7/01/2008                                      4,351
                       AAA          Aaa          8,000     5.25% due 7/01/2009                                      8,493

Rhode Island -- 1.3%   AAA          Aaa          6,100     Rhode Island Depositors Economic Protection
                                                           Corporation, Special Obligation Bonds, Series A,
                                                           6.625% due 8/01/2002 (a) (i)                             6,814
                       AAA          Aaa          3,775     Rhode Island State Consolidated Capital Development
                                                           Loan, Series A, 6% due 8/01/2007 (e)                     4,230
                       AAA          Aaa         12,800     Rhode Island State Health and Educational Building
                                                           Corporation Revenue Bonds (Rhode Island Hospital),
                                                           INFLOS, 9.715% due 8/15/2021 (c) (d) (h)                15,520

South Carolina --
1.6%                   AAA          Aaa          5,000     Florence County, South Carolina, Hospital Revenue
                                                           Bonds (McLeod Regional Medical Center Project),
                                                           6.75% due 11/01/2020 (h)                                 5,391
                       AAA          Aaa          4,000     Piedmont, South Carolina, Municipal Power Agency,
                                                           Electric Revenue Refunding Bonds, 6.30% due 1/01/2022
                                                           (e)                                                      4,374
                                                           South Carolina State Public Service Authority,
                                                           Revenue Refunding Bonds, Series A (b):
                       AAA          Aaa         17,090     6.375% due 7/01/2021                                    18,662
                       AAA          Aaa          4,200     6.25% due 1/01/2022                                      4,646

Tennessee -- 0.4%      AAA          Aaa          8,555     Metropolitan Government Nashville and Davidson
                                                           County, Tennesse, UT, Series A, 5.125% due
                                                           11/15/2027                                               8,419

Texas -- 13.6%                                             Austin, Texas, Utility System, Combined Revenue
                                                           Bonds, Prior Lien (a) (e):
                       AAA          Aaa          5,000     6.25% due 5/15/2004                                      5,540
                       AAA          Aaa         11,190     9.25% due 5/15/2004                                     14,238
                                                           Brazos River Authority, Texas, PCR (Texas Utilities
                                                           Electric Company Project), AMT:
                       AAA          Aaa          6,000     Refunding, 6.50% due 12/01/2027 (b)                      6,595
                       AAA          Aaa         12,000     Series B, 6.625% due 6/01/2022 (h)                      13,162
                       AAA          Aaa         20,000     Brownsville, Texas, Utility System, Revenue Refunding
                                                           Bonds, 6.25% due 9/01/2014 ( e)                        23, 232
                       AAA          Aaa          5,000     Harris County, Texas, Hospital District Mortgage,
                                                           Revenue Refunding Bonds, 7.40% due 2/15/2010 (b)         6,059
                                                           Harris County, Texas, Toll Road Revenue Bonds,
                                                           Series A:
                       AAA          Aaa          1,695     6.50% due 8/15/2011 (h)                                  1,863
                       AAA          Aaa         20,430     Refunding, Senior Lien, 6.50% due 8/15/2002 (a) (b)     22,729
                       AAA          Aaa         10,305     Refunding, Senior Lien, 6.50% due 8/15/2002 (a) (h)     11,465
                       AAA          Aaa          1,000     Senior Lien, 6.25% due 8/15/2004 (a) (e)                 1,127
                       AAA          Aaa         11,100     Senior Lien, 6.375% due 8/15/2004 (a) (e)               12,585
                       AAA          Aaa          2,750     Senior Lien, 6.50% due 8/15/2017 (b)                     3,022
                                                           Houston, Texas, Water and Sewer System Revenue Bonds,
                                                           Junior Lien, Series A:
                       AAA          Aaa          7,615     6.375% due 12/01/2022 (e)                                8,361
                       AAA          Aaa         19,770     Refunding, 6.125% due 12/01/2005 (a) (e)                22,099
                       AAA          Aaa          8,000     Refunding, 6.20% due 12/01/2005 (a) (e)                  8,982
                       AAA          Aaa         10,000     Refunding, 5.25% due 12/01/2025 (h)                     10,008
                       AAA          Aaa         22,665     Refunding, 5.375% due 12/01/2027 (h)                    22,993
                       AAA          Aaa          3,500     Houston, Texas, Water Conveyance System Contract,
                                                           COP, Series J, 6.25% due 1 2/15/2013 (b)                 4,048
                       AAA          Aaa          5,000     Matagorda County, Texas, Navigation District No. 1,
                                                           PCR (Central Power and Light Company Project),
                                                           AMT,  7.50% due 3/01/2020 (b)                            5,391
                       AAA          Aaa         11,800     Matagorda County, Texas, Navigation District No. 1,
                                                           Revenue Refunding Bonds ( Houston Light and
                                                           Power Co.),  Series A, 6.70% due 3/01/2027 (b)          12,901
                                                           Sabine River Authority, Texas, PCR, Refunding (Texas
                                                           Utilities Project), VRDN, Series A (f):
                       A1+          VMIG1+       2,500     4.25% due 3/01/2026 (b)                                  2,500
                       A1+          Aaa         20,225     AMT, 4.10% due 7/01/2022 (e)                            20,225
                       AAA          Aaa         15,000     Southwest Higher Education Authority Incorporated,
                                                           Texas, Revenue Refunding Bonds
                                                           (Southern Methodist University), Series B, 6.25% due
                                                           10/01/2022 (h)                                          16,353
                                                           Texas State Municipal Power Agency, Revenue Refunding
                                                           Bonds:
                       AAA          Aaa          3,520     5.25% due 9/01/2007 (e)                                  3,756
                       AAA          Aaa         11,600     5.50% due 9/01/2010 (e)                                 12,605
                       AAA          Aaa          3,150     Series A, 6.75% due 9/01/2012 (b)                        3,452

Utah -- 1.8%           A1+          VMIG1+       2,000     Carbon County, Utah, PCR, Refunding (PacifiCorp
                                                           Projects), VRDN, 4.25% due 11/01/2024 (b) (f)            2,000
                       AAA          Aaa         12,855     Intermountain Power Agency, Utah, Power Supply Revenue
                                                           Refunding Bonds, Series B, 6% due 7/01/2006 (e)         14,291
                       AAA          Aaa         14,000     Salt Lake City, Utah, Hospital Revenue Refunding
                                                           Bonds (IHC Hospitals, Inc.), INFLOS, 9.332% due
                                                           5/15/2020 (b) (c) (d)                                   16,660
                       AA-          Aaa          1,000     Uintah County, Utah, PCR (Deseret Generation and
                                                           Transmission Cooperative -- National Rural
                                                           Utilities Company), Series 1984 F-2, 10.50% due
                                                           6/15/2001 (a)                                            1,202
                       AAA          Aaa          2,650     Utah State Board of Regents, Student Loan Revenue
                                                           Bonds, AMT, Series F, 7.45% due 11/01/2008 (b)           2,795

Vermont -- 1.0%        AAA          Aaa         18,950     Vermont HFA, Home Mortgage Purchase Bonds, AMT,
                                                           Series B, 7.60% due 12/01/2024 (e)                      20,118

Virginia -- 2.1%       AAA          Aaa          5,000     Danville, Virginia, IDA, Hospital Revenue Refunding
                                                           Bonds (Danville Regional Medical Center),
                                                           6.50% due 10/01/2019 (h)                                 5,515
                                                           Virginia State, HDA, Commonwealth Mortgage, AMT,
                                                           Series A, Sub-Series A-4 (e):
                       AAA          Aaa          5,000     6.30% due 7/01/2014                                      5,364
                       AAA          Aaa         11,215     6.35% due 7/01/2018                                     12,030
                       AAA          Aaa         19,000     6.45% due 7/01/2028                                     20,374

Washington -- 3.2%                                         Seattle, Washington, Metropolitan Seattle
                                                           Municipality, Sewer Revenue Bonds, Series W (e):
                       AAA          Aaa          3,730     6.25% due 1/01/2020                                      4,062
                       AAA          Aaa          2,465     6.25% due 1/01/2022                                      2,684
                       AAA          Aaa          4,485     6.25% due 1/01/2023                                      4,884
                       AAA          Aaa         33,535     Seattle, Washington, Municipal Light and Power
                                                           Revenue Bonds, 6.625% due 7/01/2020 (h)                 37,772
                                                           University of Washington, University Revenue Bonds
                                                           (Housing and Dining) (e):
                       AAA          Aaa          2,785     7% due 12/01/2001 (a)                                    3,122
                       AAA          Aaa            465     7% due 12/01/2021                                          516
                                                           Washington State Health Care Facilities Authority
                                                           Revenue Bonds:
                       AAA          Aaa          7,000     (Southwest Washington Hospital -- Vancouver), 7.125%
                                                           due 10/01/2019 (g)                                       7,453
                       AAA          Aaa          5,000     Virginia Mason Medical Center, Refunding, Series A,
                                                           5.125% due 8/15/2017 (e)                                 4,930

West Virginia --
1.3%                   AAA          Aaa         11,465     Mason County, West Virginia, PCR, Refunding
                                                           (Appalachian Power Co.), Series I, 6.85% due
                                                           6/01/2022 (e)                                           12,638
                       AAA          Aaa         12,250     Pleasants County, West Virginia, PCR (Potomac
                                                           Pleasants), Series 95-C, 6.15% due 5/01/2015 (b)        13,432

Wisconsin -- 3.2%      AAA          Aaa          9,000     Superior, Wisconsin, Limited Obligation Revenue
                                                           Refunding Bonds (Midwest Energy Resources), Series E,
                                                           6.90% due 8/01/2021 (h)                                 11,186
                                                           Wisconsin Public Power System Inc., Power Supply
                                                           System Revenue Bonds, Series A:
                       AAA          Aaa          6,500     6.875% due 7/01/2001 (a) (b)                             7,195
                       AAA          Aaa          4,650     5.75% due 7/01/2023 (e)                                  4,905
                                                           Wisconsin State Health and Educational Facilities
                                                           Authority Revenue Bonds:
                       AAA          Aaa          6,520     Refunding (Sister's Sorrowful Mother), Series A,
                                                           6.125% due 8/15/2022 (e)                                 6,998
                       AAA          Aaa          1,500     (Saint Luke's Medical Center Project), 7.10% due
                                                           8/15/2001 (a) (e)                                        1,674
                       AAA          Aaa          5,655     (Waukesha Memorial Hospital), Series B, 7.25% due
                                                           8/15/2000 (a) (b)                                        6,200
                                                           Wisconsin State Veterans Housing Loans, AMT, Series
                                                           B (e):
                       AAA          Aaa          7,920     6.50% due 5/01/2020                                      8,581
                       AAA          Aaa         17,130     6.50% due 5/01/2025                                     18,559
                                                                                                             ------------
                       Total Investments (Cost -- $1,846,304) -- 99.1%                                          2,008,731
                                                                                                             ============
                       Other Assets Less Liabilities -- 0.9%                                                       18,485
                                                                                                             ------------
                       Net Assets -- 100.0%                                                                    $2,027,216
                                                                                                             ============

                   (a) Prerefunded.
                   (b) AMBAC Insured.
                   (c) Escrowed to maturity.
                   (d) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1997.
                   (e) MBIA Insured.
                   (f) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1997.
                   (g) BIG Insured.
                   (h) FGIC Insured.
                   (i) FSA Insured.
                   (j) GNMA Collateralized.
                   (k) Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.
                   (l) FHA Insured.
                     * Not Rated.
                     + Highest short-term rating issued by Moody's Investors Service, Inc.

                       See Notes to Financial Statements.







                                                                 Merrill Lynch Municipal Bond Fund, Inc., December 31, 1997

SCHEDULE OF INVESTMENTS                                                                                      (in Thousands)

                       Municipal Bonds                                                                   National Portfolio
                       S&P             Moody's     Face                                                             Value
STATE                  Ratings         Ratings     Amount   Issue                                                 (Note 1a)


Alaska -- 2.5%                                            Valdez, Alaska, Marine Terminal Revenue Refunding
                                                          Bonds:
                       AA           Aa2         $6,000    (British Petroleum Pipeline), Series B, 7% due
                                                          12/01/2025                                                $6,665
                       AA           Aa3         27,150    (Sohio Pipeline -- British Petroleum Oil), 7.125%
                                                          due 12/01/2025                                            30,513

California -- 6.5%     AAA          Aaa          5,690    Anaheim, California, Public Financing Authority Lease
                                                          Revenue Bonds (Public Improvement Project), Senior
                                                          Series A, 5% due 3/01/2037 (h)                             5,491
                       NR*          NR*          6,000    Antioch, California, Improvement Bond Act of 1915
                                                          (Assessment District No.27 -- Lone Tree), Series E,
                                                          7.125% due 9/02/2016                                       6,195
                       A+           A1          10,000    California State, GO, 5.50% due 10/01/2006                10,848
                                                          California State Public Works Board, Lease Revenue
                                                          Bonds:
                       A            Aaa         10,350    (Department of Corrections -- Monterey County, Soledad
                                                          II), Series A, 7% due 11/01/2004 (j)                      12,212
                       AAA          Aaa         20,000    (University of California Projects), Series C, 5.125%
                                                          due 9/01/2022 (c)                                         19,682
                       NR*          NR*          4,000    Long Beach, California, Special Tax Community
                                                          Facilities (District No.3 -- Pine Avenue), 6.375% due
                                                          9/01/2023                                                  4,230
                       A            NR*          5,500    Palmdale, California, Civic Authority, Revenue Refunding
                                                          Bonds (Merged Redevelopment Project), Series A, 6.60%
                                                          due 9/01/2034                                              6,239
                       AAA          Aaa         10,000    San Diego, California, Public Facilities Financing
                                                          Authority, Sewer Revenue Bonds, 5% due 5/15/2020 (e)       9,802
                       AAA          Aaa         10,000    San Francisco, California, City and County Refunding
                                                          Bonds, Series 1, UT, 5.75% due 6/15/2006 (e)              11,079
                       AAA          Aaa         12,000    Santa Clara County, California, Financing Authority,
                                                          Lease Revenue Refunding Bonds, Series A, 5% due
                                                          11/15/2022 (c)                                            11,748

Colorado -- 6.3%                                          Denver Colorado, City and County Airport Revenue Bonds:
                       AAA          Aaa         23,280    Series A, 5.75% due 11/15/2016 (f)                        24,880
                       AAA          Aaa         24,000    Series A, 5.70% due 11/15/2025 (f)                        25,218
                       BBB          Aaa            425    Series A, AMT, 7.50% due 11/15/2004 (j)                      510
                       BBB          Baa1         2,575    Series A, AMT, 7.50% due 11/15/2023                        2,972
                       BBB          Baa1         7,910    Series A, AMT, 8% due 11/15/2025                           8,732
                       BBB          Aaa          3,290    Series B, AMT, 7.25% due 11/15/2002 (j)                    3,779
                       BBB          Baa1         9,710    Series B, AMT, 7.25% due 11/15/2023                       10,868
                       BBB          Aaa          2,870    Series D, AMT, 7.75% due 11/15/2001 (j)                    3,285
                       BBB          Baa1        10,280    Series D, AMT, 7.75% due 11/15/2021                       11,514
                       A1+          VMIG1+       2,300    Moffat County, Colorado, PCR, Refunding (Pacificorp
                                                          Projects), VRDN, 4.25% due 5/01/2013 (a) (c)               2,300

Connecticut -- 0.3%    AA-          Baa1         4,550    Connecticut State Resource Recovery Authority, Resouce
                                                          Recovery Revenue Bonds (American Refunding Fuel), AMT,
                                                          Series A, 8% due 11/15/2015                                4,817

Delaware -- 0.6%       AAA          NR*          7,500    Delaware State Health Facilities Authority, Revenue
                                                          Refunding Bonds (Beebe Medical Center Project), 8.50%
                                                          due 6/01/2000 (j)                                          8,400

District of            A1+          VMIG1+       1,300    District of Columbia General Fund Recovery Bonds, VRDN,
Columbia -- 0.4%                                          UT, Series B-2, 4.35% due 6/01/2003 (a)                    1,300
                       A+           A1           3,750    District of Columbia Revenue Bonds (Georgetown
                                                          University), RIB, 8.733% due 4/01/2022 (k)                 4,411

Florida -- 2.6%        AAA          Aaa          6,330    Florida HFA (Antigua Club Apartments), AMT, Series A-1,
                                                          7% due 2/01/2035 (c)                                       6,908
                       NR*          Aaa          8,355    Florida HFA, Home Ownership Revenue Bonds, AMT, Series
                                                          G1, 7.90% due 3/01/2022 (i)                                8,885
                       AA           Aa3          5,000    Hillsborough County, Florida, IDA, PCR, Refunding
                                                          (Tampa Electric Company Project), Series 91, 7.875% due
                                                          8/01/2021                                                  5,715
                       NR*          VMIG1+       3,100    Jacksonville, Florida, Health Facilities Authority,
                                                          Hospital Revenue Refunding Bonds (Genesis Rehabilitation
                                                          Hospital), VRDN, 4.30% due 5/01/2021 (a)                   3,100
                       A-           NR*          2,700    Leesburg, Florida, Hospital Revenue Capital Improvement
                                                          Revenue Bonds (Leesburg Regional Medical Center Project),
                                                          Series 91-A, 7.50% due 7/01/2002 (j)                       3,108
                       AAA          NR*          4,005    Orange County, Florida, HFA, Mortgage Revenue Bonds,
                                                          AMT, Series A, 8.375% due 3/01/2021 (i)                    4,191
                       AAA          Aaa          5,850    South Broward, Florida, Hospital District, RIB, Series C,
                                                          9.237% due 5/01/2001 (c) (j) (k)                           6,976

Georgia -- 1.7%        A1           VMIG1+       2,580    Floyd County, Georgia, Development Authority, PCR,
                                                          Georgia Power Co. (Plant Hammond Project), VRDN, 4.35%
                                                          due 9/01/2026 (a)                                          2,580
                       AAA          Aaa         20,000    Metropolitan Atlanta, Georgia, Rapid Transit Authority,
                                                          Sales Tax Revenue Bonds, Second Indenture, Series A,
                                                          6.90% due 7/01/2004 (f) (j)                               23,231

Idaho -- 0.1%          AA           NR*          1,595    Idaho Housing Agency, S/F Mortgage, AMT, Series E,
                                                          7.875% due 7/01/2024 (b)                                   1,715

Illinois -- 4.5%       AA-          Aa3          8,000    Chicago, Illinois, Gas Supply Revenue Bonds (Peoples
                                                          Gas, Light & Coke Company Project), AMT, Series A,
                                                          8.10% due 5/01/2020                                        8,797
                                                          Chicago, Illinois, O'Hare International Airport,
                                                          Special Facilities Revenue Bonds (United Airlines,
                                                          Inc.):
                       BB+          Baa2         4,675    AMT, Series B, 8.95% due 5/01/2018                         5,315
                       BB+          Baa2        13,565    Series 1984-B, 8.85% due 5/01/2018                        15,466
                       AAA          Aaa         10,000    Chicago, Illinois, Water Revenue Bonds, 5% due
                                                          11/01/2025 (e)                                             9,707
                       A+           Aa2          4,300    Illinois HDA, Residential Mortgage Revenue Bonds, RIB,
                                                          AMT, Series C-2, 9.319% due 2/01/2018 (k)                  4,864
                                                          Illinois Health Facilities Authority Revenue Bonds:
                       AAA          Aaa          1,500    (Methodist Health Project), RIB, 9.365% due 5/01/2021
                                                          (c) (k)                                                    1,774
                       NR*          NR*          2,625    Refunding (Saint Elizabeth's Hospital-Chicago), 7.75%
                                                          due 7/01/2004 (j)                                          3,158
                       AAA          Aaa         11,000    (Rush Presbyterian -- Saint Luke's Medical Center),
                                                          INFLOS, 9.615% due 10/01/2024 (f) (k)                     13,118
                       NR*          A1           4,400    Southwestern Illinois Development Authority, Sewer
                                                          Facilities Revenue Bonds (Monsanto Company Project),
                                                          AMT, 7.30% due 7/15/2015                                   4,974

Indiana -- 2.1%        NR*          Aaa          9,500    Indiana State Educational Facilities Authority Revenue
                                                          Bonds (University of Notre Dame Project), 6.70% due
                                                          3/01/2004 (j)                                             10,873
                       A+           NR*          9,100    Indianapolis, Indiana, Local Public Improvement Bond
                                                          Bank, Refunding, Series D, 6.75% due 2/01/2020            10,100
                       AA-          Aa2          5,700    Petersburg, Indiana, PCR, Refunding (Indianapolis Power
                                                          & Light Company Project), 6.625% due 12/01/2024            6,313
                       A1+          Aaa          4,500    Rockport, Indiana, PCR, Refunding (AEP Generating Co.
                                                          Project), VRDN, Series B, 4.25% due 7/01/2025 (a) (c)      4,500

Iowa -- 0.8%           NR*          NR*          9,000    Iowa Finance Authority, Health Care Facilities, Revenue
                                                          Refunding Bonds (Care Initiatives Project), 9.25% due
                                                          7/01/2025                                                 11,949

Kansas -- 1.8%                                            Wichita, Kansas, Hospital Revenue Bonds, RIB (f) (k):
                       AAA          Aaa         12,000    Series III-A, 8.448% due 10/01/2017                       14,310
                       AAA          Aaa         10,000    Series III-B, 8.59% due 10/21/2022                        11,925

Kentucky -- 1.5%       AAA          Aaa         10,000    Louisville and Jefferson County, Kentucky, Metropolitan
                                                          Sewer District, Sewer and Drain System Revenue Refunding
                                                          Bonds, Series A, 5.25% due 5/15/2027 (f)                  10,008
                       NR*          NR*          4,500    Perry County, Kentucky, Solid Waste Disposal Revenue
                                                          Bonds (TJ International Project), AMT, 7% due 6/01/2024    4,930
                       AA-          Aa2          6,345    Trimble County, Kentucky, PCR (Louisville Gas and
                                                          Electric Company), AMT, Series A, 7.625% due 11/01/2020    6,977

Louisiana -- 4.1%      NR*          A3          37,850    Lake Charles, Louisiana, Harbor and Terminal District
                                                          Port Facilities, Revenue Refunding Bonds (Trunkline LNG
                                                          Company Project), 7.75% due 8/15/2022                     43,707
                                                          Port New Orleans, Louisiana, IDR, Refunding
                                                          (Continental Grain Company Project):
                       BB           NR*         10,000    7.50% due 7/01/2013                                       11,300
                       BB           NR*          5,000    6.50% due 1/01/2017                                        5,383
                       BBB          Baa2         1,100    Saint Charles Parish, Louisiana, PCR (Union Carbide
                                                          Project), AMT, 7.35% due 11/01/2022                        1,217

Maine -- 0.3%          NR*          Aa2          3,815    Maine State Housing Authority, Mortgage Purchase, AMT,
                                                          Series B-4, 6.90% due 11/15/2026                           4,062

Maryland -- 0.5%       AA-          Aa           7,000    Maryland State Stadium Authority, Sports Facilities
                                                          Lease Revenue Bonds, AMT, Series D, 7.60% due 12/15/2019   7,564

Massachusetts --
6.1%                   AAA          Aaa         39,045    Massachusetts Bay Transportation Authority, General
                                                          Transportation System, Series A, 5% due 3/01/2027 (e)     38,048
                       AAA          Aaa          6,000    Massachusetts Bay Transportation Authority, Series B,
                                                          7.875% due 3/01/2001 (j)                                   6,778
                                                          Massachusetts State Health and Educational Facilities
                                                          Authority Revenue Bonds:
                       NR*          Aaa          5,000    (North Adams Regional Hospital), Series A, 9.625% due
                                                          7/01/1999 (j)                                              5,503
                       NR*          B2          12,350    Refunding (New England Memorial Hospital), Series B,
                                                          6.25% due 7/01/2023                                       11,561
                       AAA          Aaa         30,000    Massachusetts State Water Resources Authority, Series
                                                          B, 5% due 12/01/2025 (f)                                  29,249

Michigan -- 2.1%       AAA          Aaa          3,500    Michigan State Hospital Finance Authority, Hospital
                                                          Revenue Bonds (Detroit Medical Center), Series A,
                                                          7.50% due 8/15/2001 (j)                                    3,957
                       AAA          Aaa         15,000    Michigan State Hospital Finance Authority (Sisters of
                                                          Mercy), INFLOS, 8.412% due 2/15/2022 (h) (k)              17,288
                       BBB          Baa1         9,350    Monroe County, Michigan, PCR (Detroit Edison Company
                                                          Project), AMT, Series A, 7.75% due 12/01/2019             10,137

Minnesota -- 1.5%                                         Minnesota State, HFA, S/F Mortgage:
                       AA+          Aa           5,910    AMT, Series A, 7.45% due 7/01/2022 (b)                     6,259
                       AA+          Aa2          4,240    Series F, 6.30% due 7/01/2025                              4,491
                       AA+          NR*          3,000    Rochester, Minnesota, Health Care Facilities Revenue
                                                          Bonds (Mayo Foundation), IRS, Series H, 7.661% due
                                                          11/15/2015 (k)                                             3,480
                       AAA          NR*          7,885    Saint Paul, Minnesota, Housing and Redevelopment
                                                          Authority, S/F Mortgage Revenue Refunding Bonds, Series
                                                          C, 6.95% due 12/01/2031 (d)                                8,441

Mississippi -- 0.7%    BBB          Baa          5,950    Lowndes County, Mississippi, Hospital Revenue Refunding
                                                          Bonds (Golden Triangle Medical Center), 8.50% due
                                                          2/01/2010                                                  6,513
                       NR*          Aaa          4,195    Mississippi Home Corporation, S/F Mortgage Revenue
                                                          Bonds (Access Program), AMT, Final Tranche, Series A,
                                                          6.90% due 6/01/2024 (i)                                    4,516

Missouri &             BBB          NR*         11,400    Bi-State Development Agency, Missouri and Illinois,
Illinois -- 0.8%                                          Metropolitan No.5, Refunding
                                                          (American Commercial Lines, Inc.), 7.75% due 6/01/2010    12,481

Nebraska -- 0.3%       AAA          Aaa          3,200    Nebraska Investment Finance Authority, S/F Mortgage
                                                          Revenue Bonds, AMT, Series 2, RIB, 11.287% due 9/10/2030
                                                          (i) (k)                                                    3,612

New Hampshire --       A+           Aa           2,685    New Hampshire State, HFA, S/F Residential Mortgage,
0.2%                                                      AMT, 7.90% due 7/01/2022                                   2,825

New Jersey -- 1.2%     NR*          NR*          6,495    New Jersey Health Care Facilities Financing Authority
                                                          Revenue Bonds (Riverwood Center), Series A, 9.90% due
                                                          7/01/2001 (j)                                              7,767
                       AA-          A3           9,500    University of Medicine and Dentistry of New Jersey,
                                                          Series C, 7.20% due 12/01/1999 (j)                        10,233

New York -- 16.0%                                         Metropolitan Transportation Authority, New York, Service
                                                          Contract Refunding Bonds (Commuter Facilities), Series 5:
                       BBB+         Baa1         2,145    6.90% due 7/01/2006                                        2,354
                       BBB+         Baa1         5,000    7% due 7/01/2012                                           5,466
                       NR*          Aaa         10,000    Metropolitan Transportation Authority, New York,
                                                          Transportation Facilities Revenue Refunding Bonds,
                                                          Series K, 6.625% due 7/01/2002 (j)                        11,122
                       BBB+         Baa1        20,000    New York, New York, GO, Series C, 5.50% due 11/15/2037    19,871
                                                          New York City, New York, GO, UT:
                       AAA          Aaa          7,240    Series A, 7.75% due 8/15/2001 (j)                          8,223
                       BBB+         Baa1           280    Series A, 7.75% due 8/15/2017                                314
                       BBB+         Baa1         4,000    Series B, 8.25% due 6/01/2006                              4,928
                       BBB+         Baa1        10,000    Series B, Fiscal 92, 7.75% due 2/01/2011                  11,321
                       BBB+         Baa1         4,500    Series B, Fiscal 92, 7.75% due 2/01/2012                   5,094
                       BBB+         Baa1         2,875    Series B, Fiscal 92, 7.75% due 2/01/2013                   3,255
                       BBB+         Baa1         1,650    Series B, Fiscal 92, 7.75% due 2/01/2014                   1,868
                       AAA          Aaa          1,865    Series D, 7.70% due 2/01/2002 (j)                          2,137
                       BBB+         Aaa          3,495    Series D, Group C, 8% due 8/01/2001 (j)                    3,994
                       AAA          Aaa          5,495    Series F, 8.25% due 11/15/2001 (j)                         6,380
                                                          New York City, New York, Municipal Water Finance
                                                          Authority, Water and Sewer System Revenue Bonds:
                       AAA          Aaa         10,000    Series B, 5.75% due 6/15/2026 (f)                         10,513
                       AAA          Aaa         10,000    Series B, 5.875% due 6/15/2026 (h)                        10,668
                       A1+          VMIG1+         300    Series G, VRDN, 4.30% due 6/15/2024 (a) (e)                  300
                       A1           VMIG1+       3,000    Series RI-2, RITR, 7.225% due 6/15/2025 (k)                3,424
                                                          New York State Dormitory Authority Revenue Bonds
                                                          (State University Educational Facilities):
                       A-           A3          20,000    Refunding, 5.125% due 5/15/2021                           19,638
                       A-           A3           6,735    Refunding, Series B, 7.375% due 5/15/2014                  7,330
                       A-           A3           2,000    Refunding, Series B, 7% due 5/15/2016                      2,155
                       A-           A3           5,000    Series A, 7.50% due 5/15/2013                              6,323
                                                          New York State Local Government Assistance Corporation
                                                          (j):
                       A+           Aaa          6,000    Series A, 7% due 4/01/2002                                 6,765
                       A+           A3          10,000    Series C, 6.25% due 4/01/2002                             10,986
                                                          New York State Medical Care Facilities, Finance Agency
                                                          Revenue Bonds (New York Hospital Mortgage), Series A (c):
                       AAA          Aaa          8,400    6.75% due 8/15/2014                                        9,514
                       AAA          Aaa          9,100    6.80% due 8/15/2024 (b)                                   10,334
                                                          Port Authority of New York and New Jersey, Consolidated
                                                          Revenue Bonds:
                       AA-          A1          10,000    72nd Series, 7.35% due 10/01/2002 (j)                     11,418
                       AA-          A1          10,000    111th Series, 5% due 10/01/2027                            9,862
                       NR*          Aaa         30,520    United Nations Development Corp., New York, Revenue
                                                          Refunding Bonds, Senior-Lien, Series A, 6% due 7/01/2003
                                                          (j)                                                       33,647

Ohio -- 2.0%           AAA          Aaa         12,000    Cleveland, Ohio, Public Power System Revenue Bonds
                                                          (First Mortgage), Series A, 7% due 11/15/2004 (f) (j)     14,097
                                                          Ohio HFA, S/F Mortgage Revenue Bonds, AMT (i):
                       AAA          Aaa          8,800    RIB, Series B-4, 9.517% due 3/31/2031 (k)                  9,900
                       AAA          NR*          1,725    Series B, 8.25% due 12/15/2019                             1,812
                       AAA          NR*          4,065    Series C, 7.85% due 9/01/2021                              4,323

Pennsylvania -- 3.9%   BBB          Baa         10,000    Pennsylvania Convention Center Authority, Revenue
                                                          Refunding Bonds, Series A, 6.75% due 9/01/2019            11,047
                                                          Pennsylvania HFA, Refunding:
                       AA           Aa2          8,800    RIB, AMT, Series 1991-31C, 9.761% due 10/01/2023 (k)      10,120
                       AAA          Aaa          7,850    (Rental Housing), 6.50% due 7/01/2023 (d)                  8,301
                       AAA          Aaa         10,000    Pennsylvania State Higher Educational Assistance Agency,
                                                          Student Loan Revenue B onds, RIB,AMT, 9.368% due
                                                          9/03/2026 (c) (k)                                         11,588
                       NR*          NR*          2,000    Pennsylvania State Higher Educational Facilities
                                                          Authority, College and University Revenue Bonds
                                                          (Eastern College), Series B, 8% due 10/15/2025             2,313
                       AAA          Aaa          7,000    Pennsylvania State Higher Educational Facilities
                                                          Authority, Revenue Refunding Bonds
                                                          (State System of Higher Education), Series I, 5.70% due
                                                          6/15/2015 (c)                                              7,261
                       AAA          Aaa          4,800    Pittsburgh, Pennsylvania, Water and Sewer Authority,
                                                          Water and Sewer System, Revenue Refunding Bonds,
                                                          Series A, 6.75% due 9/01/2001 (e) (j)                      5,311
                       AAA          Aaa          2,500    York County, Pennsylvania, Hospital Authority Revenue
                                                          Bonds (York Hospital), 7% due 1/01/2001 (c) (j)            2,748

Rhode Island -- 1.0%   AAA          Aaa          5,250    Rhode Island Depositors Economic Protection Corporation,
                                                          Special Obligation Bonds, Series A, 6.95% due 8/01/2002
                                                          (j)                                                        5,935
                       NR*          Aa2          7,975    Rhode Island Housing & Mortgage Finance Corporation,
                                                          RITR, Series 30, AMT, 7.47% due 4/01/2029 (k)              8,463

South Dakota -- 0.7%   AAA          Aa1          9,085    South Dakota HDA, Homeownership Mortgage, Series A,
                                                          7.15% due 5/01/2027                                        9,595

Tennessee -- 0.7%      NR*          Aaa         10,000    Knox County, Tennessee, Health, Educational and Housing
                                                          Facilities Board, Hospital Facilities Revenue Bonds
                                                          (Baptist Health System of East Tennessee), 8.60% due
                                                          4/15/1999 (j)                                             10,764

Texas -- 15.9%                                            Brazos River Authority, Texas, PCR (Texas Utilities
                                                          Electric Company Project), AMT, Series A:
                       BBB+         Baa1         2,095    8.25% due 1/01/2019                                        2,211
                       BBB+         Baa1        18,150    7.875% due 3/01/2021                                      20,075
                       A-           A2          12,350    Brazos River Authority, Texas, Revenue Refunding Bonds
                                                          (Houston Light and Power), Series 1989-A, 7.625% due
                                                          5/01/2019                                                 13,168
                       BBB          Baa1         7,250    Gulf Coast Waste Disposal Authority, Texas, Revenue
                                                          Bonds (Champion International Corporation), AMT, 7.45%
                                                          due 5/01/2026                                              8,034
                       AA           Aa3         19,000    Harris County, Texas, Health Facilities Development
                                                          Corporation, Health Care System Revenue Bonds (Sisters
                                                          of Charity), 7.10% due 7/01/2001 (j)                      21,144
                                                          Harris County, Texas, Health Facilities Development
                                                          Corporation, Hospital Revenue Bonds:
                       AAA          Aaa         10,150    RITR, Series 12, 8.22% due 10/01/2024 (f) (k)             12,167
                       AAA          Aa3         12,470    (Saint Luke's Episcopal Hospital Project), Series A,
                                                          6.75% due 2/15/2021                                       13,732
                       AAA          Aaa         11,100    Harris County, Texas, Toll Road Revenue Bonds, Senior
                                                          Lien, Series A, 6.375% due 8/15/2004 (f) (j)              12,585
                       BB           Ba1          8,095    Jefferson County, Texas, Health Facilities Development
                                                          Corporation, Hospital Revenue Bonds (Baptist Healthcare
                                                          System Project), 8.875% due 6/01/2021                      8,568
                       AA           Aa          12,000    North Central Texas, Health Facilities Development
                                                          Corporation Revenue Bonds (Baylor University Medical
                                                          Center), INFLOS, Series A, 9.644% due 5/15/2001 (j) (k)   14,415
                       BB           Ba2          3,000    Odessa, Texas, Junior College District, Revenue
                                                          Refunding Bonds, Series A, 8.125% due 12/01/2018           3,428
                       A1+          VMIG1+       1,000    Sabine River Authority, Texas, PCR, Refunding (Texas
                                                          Utilities Project), VRDN, Series A, 4.25% due 3/01/2026
                                                          (a) (c)                                                    1,000
                       AAA          Aaa         10,000    Tarrant County, Texas, Health Facilities Development
                                                          Corporation, Health System Revenue Refunding Bonds
                                                          (Texas Health Resources System), Series A, 5% due
                                                          2/15/2026 (f)                                              9,677
                       A+           Aa           4,550    Texas Housing Agency, Residential Development Mortgage
                                                          Revenue Bonds, Series A, 7.50% due 7/01/2015 (i)           4,893
                       AAA          Aaa         50,000    Texas State Turnpike Authority, Dallas North Thruway
                                                          Revenue Bonds (President George Bush Turnpike), 5% due
                                                          1/01/2025 (e)                                             48,771
                       AA           Aa2          4,440    Texas State Veteran's Housing Assistance (Fund II), AMT,
                                                          UT, Series A, 7% due 12/01/2025                            4,805
                       AA           Aa2         16,000    Texas State Water Development, Series A, B and C, 5.25%
                                                          due 8/01/2028                                             16,119
                       AAA          Aaa         20,000    University of Texas, Refunding Bonds (Permanent
                                                          University Fund), 6.50% due 7/01/2001 (j)                 21,897

Utah -- 3.1%           A1+          VMIG1+       7,300    Emery County, Utah, PCR, Refunding (Pacificorp
                                                          Projects), VRDN, 4.25% due 11/01/2024 (a) (c)              7,300
                       A+           A1          20,000    Intermountain Power Agency, Utah, Power Supply Revenue
                                                          Refunding Bonds, Series D, 5% due 7/01/2021               19,382
                       A1+          P1             600    Salt Lake County, Utah, PCR, Refunding (Service Station
                                                          Holdings Project), VRDN, 4.25% due 2/01/2008 (a)             600
                       NR*          NR*          2,000    Tooele County, Utah, PCR, Refunding (Laidlaw
                                                          Environmental), AMT, Series A, 7.55% due 7/01/2027         2,211
                       AAA          Aaa         13,250    Weber County, Utah, Municipal Building Authority, Lease
                                                          Revenue Bonds, 7.50% due 12/15/2004 (j)                   15,972

Virginia -- 0.3%       AA+          Aa1          4,000    Virginia State, HDA, Commonwealth Mortgage, Series A,
                                                          7.15% due 1/01/2033                                        4,225

Washington -- 1.6%     AAA          NR*         18,070    Washington State Housing Finance Commission, S/F
                                                          Mortgage Revenue Refunding Bonds, AMT, Series E, 7.10%
                                                          due 7/01/2022 (g)                                         18,992
                       AA-          Aaa          5,000    Washington State Public Power Supply System, Revenue
                                                          Refunding Bonds (Nuclear Project No. 1), Series A,
                                                          6.875% due 7/01/2001 (j)                                   5,528

West Virginia --
0.9%                   NR*          NR*          4,000    Upshur County, West Virginia, Solid Waste Disposal
                                                          Revenue Bonds (TJ International Project), AMT, 7% due
                                                          7/15/2025                                                  4,425
                       AAA          Aaa          8,400    West Virginia State, Housing Development Fund, Housing
                                                          Finance, Series D, 7.05% due 11/01/2024                    8,944

Wisconsin -- 3.5%                                         Wisconsin Housing and EDA, Home Ownership Revenue Bonds:
                       A+           VMIG1+      21,150    RITR, Series 18, AMT, 7.362% due 9/01/2028 (k)            22,895
                       AA           Aa           4,860    Series A, 7.10% due 3/01/2023                              5,160
                                                          Wisconsin Housing and EDA, Housing Revenue Bonds:
                       A            A1           5,400    Series B, 7.05% due 11/01/2022                             5,754
                       A            A1           5,105    Series C, 7% due 5/01/2015                                 5,442
                       AAA          Aaa         11,400    Wisconsin State Health and Educational Facilities
                                                          Authority Revenue Bonds (Wausau Hospitals Inc.),
                                                          Series B, 6.70% due 8/15/2020 (c)                         12,286
                                                                                                              ------------
                       Total Investments (Cost -- $1,361,772) -- 99.1%                                           1,478,116
                       Other Assets Less Liabilities -- 0.9%                                                        13,158
                                                                                                              ------------
                       Net Assets -- 100.0%                                                                     $1,491,274
                                                                                                              ============

                   (a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1997.
                   (b) FHA Insured.
                   (c) AMBAC Insured.
                   (d) FNMA Collateralized.
                   (e) FGIC Insured.
                   (f) MBIA Insured.
                   (g) GNMA/FNMA Collateralized.
                   (h) FSA Insured.
                   (i) GNMA Collateralized.
                   (j) Prerefunded.
                   (k) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1997.
                     * Not Rated.
                     + Highest short-term rating issued by Moody's Investors Service, Inc.

                       See Notes to Financial Statements







                                                                  Merrill Lynch Municipal Bond Fund, Inc., December 31, 1997

SCHEDULE OF INVESTMENTS                                                                                       (in Thousands)

                       Municipal Bonds                                                             Limited Maturity Portfolio
                       S&P           Moody's      Face                                                              Value
STATE                  Ratings       Ratings      Amount  Issue                                                   (Note 1a)


California -- 3.3%     SP1+          VMIG1+      $7,500   Los Angeles, California, Unified School District,
                                                          TRAN, Series B, 4.50% due 10/01/1998                      $7,542
                       SP1+          VMIG1+       5,000   Los Angeles County, California, Local Educational
                                                          Agencies, COP, TRAN, Series B, 4.50% due 9/30/1998
                                                          (e)                                                        5,024

Connecticut -- 3.9%    AAA           Aaa          2,160   Bridgeport, Connecticut, Refunding, GO, UT, Series A,
                                                          4.40% due 9/01/1998 (c)                                    2,170
                       AAA           Aaa         12,100   Connecticut State Special Assessment (Unemployment
                                                          Compensation Advance Fund), Revenue Refunding Bonds,
                                                          Series A, 5.50% due 5/15/2001 (c)                         12,661

District of            A1+           VMIG1+         400   District of Columbia, General Fund Recovery Bonds,
Columbia -- 0.1%                                          VRDN, UT, Series B-3, 4.35% due 6/01/2003 (b)                400

Florida -- 1.1%        AAA           Aaa          4,000   Florida School Boards Association Incorporated, Lease
                                                          Revenue Bonds (Orange County School Board Project),
                                                          6.80% due 7/01/1998 (c)                                    4,062

Georgia -- 2.7%        A             NR*          6,410   Burke County, Georgia, Development Authority, PCR,
                                                          Refunding (Oglethorpe Power Corporation -- Plant
                                                          Vogtle Project), Series B, 3.95% due 1/01/1999             6,418
                       AAA           Aaa          4,000   Georgia Municipal Electric Authority, General Power
                                                          Revenue Refunding Bonds, Series D, 6% due 1/01/2000
                                                          (c)                                                        4,155

Hawaii -- 3.6%         AAA           Aaa          3,200   Hawaii State, GO, Refunding, Series CO, 6% due
                                                          3/01/2001 (f)                                              3,383
                                                          Hawaii State, GO, UT:
                       A+            NR*          5,000   Series BT, 6.125% due 2/01/2001 (a)                        5,332
                       A+            Aa3          5,250   Series CH, 4.75% due 11/01/1999                            5,322

Illinois -- 6.9%       AA-           NR*         10,000   Chicago, Illinois, Board of Education, COP (School
                                                          Reform Equipment Acquisition), 4.60% due 12/01/1999       10,101
                       AA-           Baa1         5,000   Chicago, Illinois, School Finance Authority, 7.25%
                                                          due 6/01/1998                                              5,071
                       AAA           Aaa          3,000   Cook County, Illinois, High School District No. 205,
                                                          Revenue Refunding Bonds  (ThortonTownship), UT, 5.60%
                                                          due 6/01/1998 (f) (g)                                      3,024
                       A-            Baa1         4,625   Illinois Development Finance Authority, Solid Waste
                                                          Disposal Revenue Bonds (Waste Management Inc.
                                                          Project), AMT, 7.125% due 1/01/2001                        4,942
                       AAA           Aaa          3,500   Illinois State Refunding, GO, UT, 5.125% due
                                                          12/01/1999 (f)                                             3,576

Kansas -- 1.1%         AAA           Aaa          4,000   Kansas State Development Finance Authority Revenue
                                                          Bonds (Regents Rehab), Series G-2, 5% due 10/01/2001
                                                          (c)                                                        4,138

Kentucky -- 2.4%                                          Kentucky State Property and Buildings Commission,
                                                          Revenue Refunding Bonds:
                       A+            A2           5,000   (Project No. 55), 4.10% due 9/01/1998                      5,012
                       A+            A2           4,000   (Project No. 59), 5.00% due 11/01/1998                     4,040

Louisiana -- 6.4%      A1+           VMIG1+       5,000   Louisiana State Recovery District, Sales Tax Revenue
                                                          Bonds, 4.25% due 7/01/1998 (d) (g)                         5,015
                       AAA           Aaa         19,230   Louisiana State Refunding, GO, Series A, 5.50% due
                                                          8/01/1998 (f)                                             19,425

Maryland -- 0.5%       NR*           Aa2          2,000   Maryland State Community Development Administration
                                                          Department, Housing and Community Development
                                                          Refunding Bonds (S/F Program -- First Series), 4.45%
                                                          due 4/01/2001                                              2,016

Massachusetts -- 3.7%  AAA           Aaa          3,500   Massachusetts State Health and Educational Facilities
                                                          Authority Revenue Bonds (Newton Wellesley Hospital),
                                                          Series D, 6.90% due 7/01/2001 (a) (d)                      3,872
                       A-            A1          10,160   New England Education Loan Marketing Corporation
                                                          Refunding Bonds (Massachusetts Student Loan), Series D,
                                                          4.75% due 7/01/1998                                       10,203

Michigan -- 3.8%       AAA           Aaa          8,000   Detroit, Michigan, Distributable State Aid, 7.20% due
                                                          5/01/1999 (a) (c)                                          8,497
                       AA-           A1           6,000   Michigan State Building Authority, Revenue Refunding
                                                          Bonds, Series I, 5.80% due 10/01/1998                      6,090

Minnesota -- 1.4%      AAA           Aaa          2,385   Metropolitan Council, Minneapolis, St. Paul
                                                          Metropolitan Area Transit, UT, Series C, 4.75% due
                                                          2/01/2000                                                  2,427
                       AAA           Aaa          2,805   Minnesota State, HFA (Rental Housing), Refunding,
                                                          Series D, 4.50% due 8/01/1999 (d)                          2,830

Mississippi -- 2.6%    NR*           Aaa         10,000   Mississippi Higher Education Assistance Corporation,
                                                          Student Loan Revenue Bonds, AMT, Series B, 4.80% due
                                                          9/01/1998                                                 10,042

Nebraska -- 1.6%       A+            A1           6,250   Nebraska Public Power District Revenue Bonds (Consumer
                                                          Public Power District), 4.90% due 7/01/1998                6,286

New Jersey -- 3.4%     NR*           NR*          2,850   New Jersey State, EDA, Economic Growth Revenue Bonds
                                                          (Greater Mercer County), VRDN, Series C, 4.25% due
                                                          11/01/2011 (b)                                             2,850
                       AAA           Aaa          5,715   New Jersey State Educational Facilities Authority
                                                          Revenue Bonds (Higher Educational Facilities Trust
                                                          Fund),  Series A, 5.125% due 9/01/1999 (c)                 5,826
                       AA+           Aa1          4,250   New Jersey State Refunding, UT, Series D, 5.10% due
                                                          2/15/2000                                                  4,352

New York -- 14.9%      BBB+          Baa1        10,255   Metropolitan Transportation Authority of New York,
                                                          Service Contract Commuter Facilities, Series 6, 6%
                                                          due 7/01/2001 (a)                                         10,871
                       AA-           Aa2          4,550   Municipal Assistance Corporation, Refunding, Series E,
                                                          5.50% due 7/01/2000                                        4,713
                       BBB+          Aaa          2,100   New York City, New York, GO, UT, Series B, 7% due
                                                          6/01/2001 (a)                                              2,318
                                                          New York State Dormitory Authority Revenue Bonds
                                                          (Consolidated City University System), Series A:
                       BBB+          Baa1         6,675   4.50% due 7/01/1998                                        6,699
                       BBB+          Baa1        10,885   4.75% due 7/01/1999                                       11,006
                       AAA           Aaa          3,000   New York State Dormitory Authority Revenue Bonds
                                                          (State University Educational), Series A, 7.125% due
                                                          5/15/1999 (a)                                              3,188
                                                          New York State Urban Development Corporation Revenue
                                                          Bonds:
                       BBB+          Baa1         4,525   (Correctional Capital Facilities), Series 4, 4.90% due
                                                          1/01/2001                                                  4,611
                       BBB+          Aaa         12,300   (State Facilities), 7.50% due 4/01/2001 (a)               13,799

Ohio -- 10.1%          AAA           Aaa          2,000   Cincinnati, Ohio, City School District, TAN, Series B,
                                                          5% due 12/01/1998 (c)                                      2,022
                       NR*           Aa1          6,000   Franklin County, Ohio, Hospital Revenue Refunding
                                                          Bonds (US Health Corp.), Series B, 4.50% due 6/01/2000     6,057
                       A1+           VMIG1+       7,000   Ohio State Air Quality Development Authority, Revenue
                                                          Refunding Bonds (Ohio Edison Project), Series A,
                                                          4.35% due 8/01/1998                                        7,003
                       AAA           Aa1         12,400   Ohio State Highway, GO, Series V, 4.70% due 5/15/2000     12,617
                       AA-           Aa3          5,000   Ohio State Public Facilities Commission, Higher
                                                          Education Capital Facilities, Series II-B, 4.50% due
                                                          11/01/1999                                                 5,048
                       NR*           Aaa          6,000   Student Loan Funding Corporation, Cincinnati, Ohio,
                                                          Student Loan Revenue Refunding Bonds, AMT, Series C,
                                                          5.70% due 7/01/1999                                        6,117

Oklahoma -- 0.6%       AA            Aa2          2,400   Tulsa, Oklahoma, GO, UT, 5.125% due 5/01/1999              2,440

Pennsylvania -- 3.4%   AAA           Aaa          8,675   Pennsylvania State Refunding Bonds, GO, UT, 5.25% due
                                                          11/15/1998 (f)                                             8,788
                       AAA           Aaa          4,145   Pittsburgh, Pennsylvania, Refunding, UT, Series A,
                                                          5% due 3/01/2000 (d)                                       4,230

Rhode Island  -- 1.1%  AAA           Aaa          4,100   Rhode Island State Refunding Bonds (Consolidated
                                                          Capital Development Loan), 5.50% due 8/01/2001 (d)         4,296

South Carolina -- 1.6% AA            A1           6,250   Greenville County, South Carolina, School District,
                                                          UT, 4% due 3/01/1999                                       6,265

Tennessee -- 3.1%      AA            NR*         11,885   Clarksville, Tennessee, Public Building Authority,
                                                          Revenue Refunding Bonds (Pooled Loan Program), 4.40%
                                                          due 12/01/1998                                            11,947

Texas -- 3.4%          NR*           Aaa          2,070   Brazos, Texas, Higher Education Authority
                                                          Incorporated, Student Loan Revenue Refunding Bonds,
                                                          AMT, Senior Lien, Series A-2, 5.45% due 6/01/1998          2,083
                       AAA           Aaa          2,600   Houston, Texas, Water and Sewer Systems, Revenue
                                                          Refunding Bonds, Junior Lien, Series C, 5.90% due
                                                          12/01/1999 (c)                                             2,692
                       AA            Aa1          3,000   San Antonio, Texas, Electric and Gas Revenue Refunding
                                                          Bonds, 5.25% due 2/01/2000                                 3,075
                       AAA           Aaa          5,000   Texas State Public Finance Authority, Building Revenue
                                                          Refunding Bonds, 6.50% due 2/01/1999 (d)                   5,140

Utah -- 1.2%           AAA           Aaa          4,700   Utah State Building and Highway, GO, UT, 4.40% due
                                                          7/01/1999                                                  4,739

Virginia -- 2.8%                                          Fairfax County, Virginia, Public Improvement, GO, UT,
                                                          Series B:
                       AAA           Aaa          3,000   4.50% due 12/01/2000                                       3,047
                       AAA           Aaa          2,900   4.50% due 12/01/2001                                       2,954
                       AA            Aa           1,925   Virginia State Public School Authority, Series B, 6%
                                                          due 8/01/2001                                              2,050
                       AA            Aa2          2,555   Virginia State Transportation Board, Transportation
                                                          Contract Revenue Bonds (US Route 58 Corridor),
                                                          Series B, 5% due 5/15/2000                                 2,613

Washington -- 3.9%     AAA           NR*          5,000   King County, Washington, School District No. 414
                                                          (Lake Washington), UT, 7% due 12/01/2000 (a)               5,402
                       AAA           Aaa          5,000   Seattle, Washington, Municipality Metropolitan Seattle
                                                          Sewer Revenue Bonds, Series U, 6.60% due 1/01/2001 (a)
                                                          (f)                                                        5,445
                                                          Washington State Refunding Bonds, Motor Vehicle Fuel
                                                          Tax:
                       AA+           Aa1          2,000   Series R-94B, 4.20% due 9/01/1998                          2,006
                       AA+           Aa1          2,285   Series R-96A, 5% due 7/01/1998                             2,300

Wisconsin -- 4.5%      AA+           Aa1          6,510   Milwaukee, Wisconsin, Metropolitan Sewer District,
                                                          Refunding Bonds, Series A, 4.25% due 10/01/2000            6,555
                       AA            Aa2          4,385   Wisconsin State, GO, Series C, 5.50% due 5/01/2000         4,534
                       AAA           NR*          5,720   Wisconsin State Health and Educational Facilities
                                                          Authority Revenue Bonds (Medical College of Wisconsin),
                                                          Series D, 7.35% due 12/01/2000 (a)                         6,305
                                                                                                              ------------

                       Total Investments (Cost -- $378,526) -- 99.1%                                               381,079

                       Other Assets Less Liabilities -- 0.9%                                                         3,426
                                                                                                              ------------

                       Net Assets -- 100.0%                                                                       $384,505
                                                                                                              ============

                   (a) Prerefunded.
                   (b) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1997.
                   (c) AMBAC Insured.
                   (d) MBIA Insured.
                   (e) FSA Insured.
                   (f) FGIC Insured.
                   (g) Escrowed to maturity.
                     * Not rated.
                     + Highest short-term rating by Moody's Investors Service, Inc.



Portfolio
Abbreviations

To simplify the listings of Merrill Lynch Municipal Bond Fund, Inc.'s portfolio holdings in the Schedule of
Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
EDA     Economic Development Authority
GAN     Grant Anticipation Notes
GO      General Obligation Bonds
HDA     Housing Development Authority
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
INFLOS  Inverse Floating Rate Municipal Bonds
IRS     Inverse Rate Securities
LEVRRS  Leveraged Reverse Rate Securities
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
RIB     Residual Interest Bonds
RITR    Residual Interest Trust Receipts
S/F     Single-Family
TAN     Tax Anticipation Notes
TRAN    Tax Revenue Anticipation Notes
UT      Unlimited Tax
VRDN    Variable Rate Demand Notes

        See Notes to Financial Statements.






STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                                      Limited
                                                                                 Insured            National          Maturity
                      As of December 31, 1997                                   Portfolio          Portfolio          Portfolio


Assets:               Investments, at value* (Note 1a)                       $2,008,731,216     $1,478,116,037      $381,079,227
                      Cash                                                            9,891             21,613            17,965
                      Receivables:
                      Interest                                                   33,492,728         25,033,983         6,204,900
                      Capital shares sold                                         2,378,094          1,057,206           922,989
                      Securities sold                                               170,000          1,445,168            20,375
                      Prepaid registration fees and other assets (Note 1e)          806,823             48,745            37,641
                                                                           ----------------   ----------------  ----------------
                      Total assets                                            2,045,588,752      1,505,722,752       388,283,097
                                                                           ----------------   ----------------  ----------------

Liabilities:          Payables:
                      Securities purchased                                        5,956,725          7,253,412                --
                      Dividends to shareholders (Note 1f)                         6,140,946          4,220,855           699,043
                      Capital shares redeemed                                     2,182,277          1,696,491         2,824,202
                      Investment adviser (Note 2)                                   643,947            629,208           113,722
                      Distributor (Note 2)                                          372,357            308,604            16,796
                      Accrued expenses and other liabilities                      3,076,038            339,884           124,031
                                                                           ----------------   ----------------  ----------------
                      Total liabilities                                          18,372,290         14,448,454         3,777,794
                                                                           ----------------   ----------------  ----------------

Net Assets:           Net assets                                             $2,027,216,462     $1,491,274,298      $384,505,303
                                                                           ================   ================  ================

Net Assets            Class A Common Stock, $0.10 par value+                    $17,296,276         $9,272,394        $3,174,951
Consist of:           Class B Common Stock, $0.10 par value++                     6,443,459          3,851,359           484,801
                      Class C Common Stock, $0.10 par value+++                      162,932            308,722             1,660
                      Class D Common Stock, $0.10 par value++++                     524,117            546,216           197,532
                      Paid-in capital in excess of par                        1,833,926,799      1,403,899,784       382,588,523
                      Undistributed (accumulated) realized capital gains
                      (losses) on investments -- net (Note 5)                     6,435,679        (42,947,799)       (4,495,147)
                      Unrealized appreciation on investments -- net             162,427,200        116,343,622         2,552,983
                                                                           ----------------   ----------------  ----------------
                      Net assets                                             $2,027,216,462     $1,491,274,298      $384,505,303
                                                                           ================   ================  ================

Net Asset             Class A:
Value:                Net assets                                             $1,435,715,082       $989,269,295      $316,334,550
                                                                           ================   ================  ================
                      Shares outstanding                                        172,962,761         92,723,938        31,749,505
                                                                           ================   ================  ================
                      Net asset value and redemption price per share                  $8.30             $10.67             $9.96
                                                                           ================   ================  ================
                      Class B:
                      Net assets                                               $534,487,578       $410,754,626       $48,312,367
                                                                           ================   ================  ================
                      Shares outstanding                                         64,434,590         38,513,593         4,848,011
                                                                           ================   ================  ================
                      Net asset value and redemption price per share                  $8.30             $10.67             $9.97
                                                                           ================   ================  ================
                      Class C:
                      Net assets                                                $13,518,673        $32,943,415          $164,909
                                                                           ================   ================  ================
                      Shares outstanding                                          1,629,320          3,087,219            16,602
                                                                           ================   ================  ================
                      Net asset value and redemption price per share                  $8.30             $10.67             $9.93
                                                                           ================   ================  ================
                      Class D:
                      Net assets                                                $43,495,129        $58,306,962       $19,693,477
                                                                           ================   ================  ================
                      Shares outstanding                                          5,241,170          5,462,158         1,975,320
                                                                           ================   ================  ================
                      Net asset value and redemption price per share                  $8.30             $10.67             $9.97
                                                                           ================   ================  ================

                    * Identified cost                                        $1,846,304,016     $1,361,772,415      $378,526,244
                                                                           ================   ================  ================
                    + Authorized shares -- Class A                              500,000,000        375,000,000       150,000,000
                                                                           ================   ================  ================
                   ++ Authorized shares -- Class B                              375,000,000        375,000,000       150,000,000
                                                                           ================   ================  ================
                  +++ Authorized shares -- Class C                              375,000,000        375,000,000       150,000,000
                                                                           ================   ================  ================
                 ++++ Authorized shares -- Class D                              500,000,000        375,000,000       150,000,000
                                                                           ================   ================  ================

                      See Notes to Financial Statements.






STATEMENTS OF OPERATIONS

                                                                                                                      Limited
                                                                                 Insured            National          Maturity
                      For the Six Months Ended December 31, 1997                Portfolio          Portfolio          Portfolio


Investment            Interest and amortization of premium and discount
Income (Note 1d):     earned                                                  $59,946,801         $46,705,975         $8,754,948
                                                                         ----------------    ----------------   ----------------

Expenses:             Investment advisory fees (Note 2)                         3,747,587           3,612,982            679,461
                      Account maintenance and distribution fees --
                      Class B (Note 2)                                          2,074,803           1,568,771             90,905
                      Transfer agent fees -- Class A (Note 2)                     247,825             209,278             43,606
                      Transfer agent fees -- Class B (Note 2)                     116,970             107,638              8,924
                      Accounting services (Note 2)                                114,348              76,394             19,580
                      Custodian fees                                               88,841              70,657             21,612
                      Account maintenance and distribution fees -- Class C
                      (Note 2)                                                     52,455             124,593                306
                      Account maintenance fees -- Class D (Note 2)                 62,670              82,024             10,176
                      Registration fees (Note 1e)                                  50,987              48,991             41,418
                      Printing and shareholder reports                             56,885              36,950             11,196
                      Professional fees                                            33,044              20,751              8,145
                      Transfer agent fees -- Class D (Note 2)                       8,511              13,695              2,640
                      Directors' fees and expenses                                 10,930               7,096              2,284
                      Pricing services                                              1,417              13,661                 23
                      Transfer agent fees -- Class C (Note 2)                       2,737               8,041                 38
                      Other                                                            --               9,223                 --
                                                                         ----------------    ----------------   ----------------
                      Total expenses                                            6,670,010           6,010,745            940,314
                                                                         ----------------    ----------------   ----------------
                      Investment income -- net                                 53,276,791          40,695,230          7,814,634
                                                                         ----------------    ----------------   ----------------

Realized &            Realized gain on investments -- net                      13,329,906          15,631,523             69,443
Unrealized Gain on    Change in unrealized appreciation on investments
Investments -- Net    -- net                                                   49,823,854          25,877,070          1,152,211
(Notes 1b, 1d & 3):                                                      ----------------    ----------------   ----------------
                      Net Increase in Net Assets Resulting from
                      Operations                                             $116,430,551         $82,203,823         $9,036,288
                                                                         ================    ================   ================

                      See Notes to Financial Statements.






STATEMENTS OF CHANGES IN NET ASSETS

                                          Insured Portfolio           National Portfolio           Limited Maturity Portfolio

                                     For the Six     For the        For the Six     For the        For the Six     For the
                 Increase            Months Ended    Year Ended     Months Ended    Year Ended     Months Ended    Year Ended
                 (Decrease)          Dec. 31, 1997   June 30, 1997  Dec. 31, 1997   June 30, 1997  Dec. 31, 1997   June 30, 1997
                 in Net Assets:


Operations:         Investment
                    income
                    -- net           $53,276,791     $119,207,937    $40,695,230     $82,141,900     $7,814,634     $18,141,276
                    Realized
                    gain on
                    investments
                    -- net            13,329,906       37,935,579     15,631,523      18,687,317         69,443       1,870,059
                    Change in
                    unrealized
                    appreciation/
                    depreciation
                    on investments
                    -- net            49,823,854        5,465,463     25,877,070      18,217,116      1,152,211         104,267
                                  --------------   -------------- --------------  -------------- --------------  --------------
                    Net increase
                    in net assets
                    resulting from
                    operations       116,430,551      162,608,979     82,203,823     119,046,333      9,036,288      20,115,602
                                  --------------   -------------- --------------  -------------- --------------  --------------

Dividends &         Investment
Distributions to    income -- net:
Shareholders        Class A          (39,009,927)     (84,438,105)   (28,056,156)    (57,401,862)    (6,513,857)    (15,176,552)
(Note 1f):          Class B          (12,691,893)     (31,486,251)   (10,136,376)    (20,879,493)      (913,528)     (2,274,531)
                    Class C             (297,635)        (800,743)      (746,857)     (1,024,766)        (3,065)         (6,456)
                    Class D           (1,277,336)      (2,482,838)    (1,755,841)     (2,835,779)      (384,184)       (683,737)
                    Realized gain
                    on investments
                    -- net:
                    Class A           (2,005,059)              --             --              --             --        (666,000)
                    Class B             (747,289)              --             --              --             --        (108,061)
                    Class C              (18,784)              --             --              --             --            (293)
                    Class D              (76,185)              --             --              --             --         (28,170)
                                  --------------   -------------- --------------  -------------- --------------  --------------
                    Net decrease
                    in net assets
                    resulting from
                    dividends and
                    distributions
                    to shareholders  (56,124,108)    (119,207,937)   (40,695,230)    (82,141,900)    (7,814,634)    (18,943,800)
                                  --------------   -------------- --------------  -------------- --------------  --------------

Capital Share       Net increase
Transactions        (decrease) in
(Note 4):           net assets
                    derived from
                    capital share
                    transactions     (85,324,081)    (357,799,862)   (28,121,251)        916,838    (35,123,149)    (86,916,618)
                                  --------------   -------------- --------------  -------------- --------------  --------------

Net Assets:         Total increase
                    (decrease) in
                    net assets       (25,017,638)    (314,398,820)    13,387,342      37,821,271    (33,901,495)    (85,744,816)
                    Beginning of
                    period         2,052,234,100    2,366,632,920  1,477,886,956   1,440,065,685    418,406,798     504,151,614
                                  --------------   -------------- --------------  -------------- --------------  --------------
                    End of period $2,027,216,462   $2,052,234,100 $1,491,274,298  $1,477,886,956   $384,505,303    $418,406,798
                                  ==============   ============== ==============  ============== ==============  ==============

                    See Notes to Financial Statements.






FINANCIAL HIGHLIGHTS

                                                                                        Insured Portfolio
                     The following per share                                                 Class A
                     data and ratios have been
                     derived from information
                     provided in the financial
                     statements.
                                                               For the Six
                                                               Months Ended         For the Year Ended June 30,
                                                               Dec. 31, 1997        1997        1996        1995        1994
                     Increase (Decrease) in Net Asset Value:

Per Share            Net asset value, beginning of period          $8.06           $7.91        $7.92       $7.88       $8.64
Operating                                                    -----------     -----------  ----------- ----------- -----------
Performance:         Investment income -- net                        .22             .45          .44         .46         .47
                     Realized and unrealized gain (loss) on
                     investments -- net                              .25             .15         (.01)        .18        (.53)
                                                             -----------     -----------  ----------- ----------- -----------
                     Total from investment operations                .47             .60          .43         .64        (.06)
                                                             -----------     -----------  ----------- ----------- -----------
                     Less dividends and distributions:
                     Investment income -- net                       (.22)           (.45)        (.44)       (.46)       (.47)
                     Realized gain on investments -- net            (.01)             --           --        (.14)       (.23)
                                                             -----------     -----------  ----------- ----------- -----------
                     Total dividends and distributions              (.23)           (.45)        (.44)       (.60)       (.70)
                                                             -----------     -----------  ----------- ----------- -----------
                     Net asset value, end of period                $8.30           $8.06        $7.91       $7.92       $7.88
                                                             ===========     ===========  =========== =========== ===========

Total Investment     Based on net asset value per share             5.94%++++       7.72%        5.51%       8.60%      (1.08%)
Return:**                                                    ===========     ===========  =========== =========== ===========

Ratios to Average    Expenses                                        .43%*           .44%         .43%        .43%        .42%
Net Assets:                                                  ===========     ===========  =========== =========== ===========
                     Investment income -- net                       5.35%*          5.58%        5.55%       5.78%       5.53%
                                                             ===========     ===========  =========== =========== ===========

Supplemental         Net assets, end of period (in thousands) $1,435,715      $1,441,785   $1,572,835  $1,706,064  $1,941,741
Data:                                                        ===========     ===========  =========== =========== ===========
                     Portfolio turnover                            30.34%          74.40%       78.49%      35.61%      28.34%
                                                             ===========     ===========  =========== =========== ===========


                                                                                        Insured Portfolio
                     The following per share                                                 Class B
                     data and ratios have been
                     derived from information
                     provided in the financial
                     statements.
                                                               For the Six
                                                               Months Ended          For the Year Ended June 30,
                                                               Dec. 31, 1997        1997        1996        1995        1994
                     Increase (Decrease) in Net Asset Value:

Per Share            Net asset value, beginning of period          $8.05           $7.91        $7.92       $7.87       $8.63
Operating                                                    -----------     -----------  ----------- ----------- -----------
Performance:         Investment income -- net                        .19             .39          .38         .40         .40
                     Realized and unrealized gain (loss) on
                     investments -- net                              .26             .14         (.01)        .19        (.53)
                                                             -----------     -----------  ----------- ----------- -----------
                     Total from investment operations                .45             .53          .37         .59        (.13)
                                                             -----------     -----------  ----------- ----------- -----------
                     Less dividends and distributions:
                     Investment income -- net                       (.19)           (.39)        (.38)       (.40)       (.40)
                     Realized gain on investments -- net            (.01)             --           --        (.14)       (.23)
                                                             -----------     -----------  ----------- ----------- -----------
                     Total dividends and distributions              (.20)           (.39)        (.38)       (.54)       (.63)
                                                             -----------     -----------  ----------- ----------- -----------
                     Net asset value, end of period                $8.30           $8.05        $7.91       $7.92       $7.87
                                                             ===========     ===========  =========== =========== ===========

Total Investment     Based on net asset value per share             5.67%++++       6.78%        4.71%       7.91%      (1.81%)
Return:**                                                    ===========     ===========  =========== =========== ===========

Ratios to Average    Expenses                                       1.19%*          1.19%        1.19%       1.19%       1.17%
Net Assets:                                                  ===========     ===========  =========== =========== ===========
                     Investment income -- net                       4.59%*          4.82%        4.80%       5.03%       4.78%
                                                             ===========     ===========  =========== =========== ===========

Supplemental         Net assets, end of period (in thousands)   $534,487        $560,105     $723,090    $782,748    $866,193
Data:                                                        ===========     ===========  =========== =========== ===========
                     Portfolio turnover                            30.34%          74.40%       78.49%      35.61%      28.34%
                                                             ===========     ===========  =========== =========== ===========

                   * Annualized.
                  ** Total investment returns exclude the effects of sales loads.
                ++++ Aggregate total investment return.

                     See Notes to Financial Statements.






                                                                                        Insured Portfolio
                     The following per share                                                 Class C
                     data and ratios have been
                     derived from information
                     provided in the financial
                     statements.
                                                               For the Six                                       For the Period
                                                              Months Ended       For the Year Ended June 30,    Oct. 21, 1994+ to
                                                             Dec. 31, 1997           1997           1996          June 30, 1995
                     Increase (Decrease) in Net Asset Value:

Per Share            Net asset value, beginning of period        $8.06              $7.91          $7.92             $7.68
Operating                                                  -----------        -----------    -----------       -----------
Performance:         Investment income -- net                      .19                .38            .38               .27
                     Realized and unrealized gain (loss)
                     on investments -- net                         .25                .15           (.01)              .38
                                                           -----------        -----------    -----------       -----------
                     Total from investment operations              .44                .53            .37               .65
                                                           -----------        -----------    -----------       -----------
                     Less dividends and distributions:
                     Investment income -- net                     (.19)              (.38)          (.38)             (.27)
                     Realized gain on investments -- net          (.01)                --             --              (.14)
                                                           -----------        -----------    -----------       -----------
                     Total dividends and distributions            (.20)              (.38)          (.38)             (.41)
                                                           -----------        -----------    -----------       -----------
                     Net asset value, end of period              $8.30              $8.06          $7.91             $7.92
                                                           ===========        ===========    ===========       ===========

Total Investment     Based on net asset value per share           5.51%++++          6.86%          4.65%             8.83%++++
Return:**                                                  ===========        ===========    ===========       ===========

Ratios to Average    Expenses                                     1.24%*             1.25%          1.24%             1.23%*
Net Assets:                                                ===========        ===========    ===========       ===========
                     Investment income -- net                     4.54%*             4.77%          4.75%             4.93%*
                                                           ===========        ===========    ===========       ===========

Supplemental         Net assets, end of period
Data:                (in thousands)                            $13,519            $11,922        $18,936            $7,756
                                                           ===========        ===========    ===========       ===========
                     Portfolio turnover                          30.34%             74.40%         78.49%            35.61%
                                                           ===========        ===========    ===========       ===========


                                                                                        Insured Portfolio
                     The following per share                                                 Class D
                     data and ratios have been
                     derived from information
                     provided in the financial
                     statements.
                                                               For the Six                                       For the Period
                                                              Months Ended       For the Year Ended June 30,    Oct. 21, 1994+ to
                                                             Dec. 31, 1997           1997           1996          June 30, 1995
                     Increase (Decrease) in Net Asset Value:

Per Share            Net asset value, beginning of period        $8.06              $7.91          $7.92             $7.68
Operating                                                  -----------        -----------    -----------       -----------
Performance:         Investment income -- net                      .21                .43            .42               .29
                     Realized and unrealized gain (loss)
                     on investments -- net                         .25                .15           (.01)              .38
                                                           -----------        -----------    -----------       -----------
                     Total from investment operations              .46                .58            .41               .67
                                                           -----------        -----------    -----------       -----------
                     Less dividends and distributions:
                     Investment income -- net                     (.21)              (.43)          (.42)             (.29)
                     Realized gain on investments -- net          (.01)                --             --              (.14)
                                                           -----------        -----------    -----------       -----------
                     Total dividends and distributions            (.22)              (.43)          (.42)             (.43)
                                                           -----------        -----------    -----------       -----------
                     Net asset value, end of period              $8.30              $8.06          $7.91             $7.92
                                                           ===========        ===========    ===========       ===========

Total Investment     Based on net asset value per share           5.81%++++          7.46%          5.25%             9.24%++++
Return:**                                                  ===========        ===========    ===========       ===========

Ratios to Average    Expenses                                      .68%*              .69%           .68%              .68%*
Net Assets:                                                ===========        ===========    ===========       ===========
                     Investment income -- net                     5.10%*             5.33%          5.31%             5.50%*
                                                           ===========        ===========    ===========       ===========

Supplemental         Net assets, end of period
Data:                (in thousands)                            $43,495            $38,422        $51,772           $26,015
                                                           ===========        ===========    ===========       ===========
                     Portfolio turnover                          30.34%             74.40%         78.49%            35.61%
                                                           ===========        ===========    ===========       ===========






                                                                                        National Portfolio
                     The following per share                                                 Class A
                     data and ratios have been
                     derived from information
                     provided in the financial
                     statements.
                                                               For the Six
                                                               Months Ended         For the Year Ended June 30,
                                                               Dec. 31, 1997        1997        1996        1995        1994
                     Increase (Decrease) in Net Asset Value:

Per Share            Net asset value, beginning of period          $10.38          $10.11       $10.02      $10.08      $11.02
Operating                                                     -----------     -----------  ----------- ----------- -----------
Performance:         Investment income -- net                         .30             .60          .60         .60         .62
                     Realized and unrealized gain (loss) on
                     investments -- net                               .29             .27          .09         .15        (.64)
                                                              -----------     -----------  ----------- ----------- -----------
                     Total from investment operations                 .59             .87          .69         .75        (.02)
                                                              -----------     -----------  ----------- ----------- -----------
                     Less dividends and distributions:
                     Investment income -- net                        (.30)           (.60)        (.60)       (.60)       (.62)
                     Realized gain on investments -- net               --              --           --        (.19)       (.30)
                     In excess of realized gain on
                     investments -- net                                --              --           --        (.02)         --
                                                              -----------     -----------  ----------- ----------- -----------
                     Total dividends and distributions               (.30)           (.60)        (.60)       (.81)       (.92)
                                                              -----------     -----------  ----------- ----------- -----------
                     Net asset value, end of period                $10.67          $10.38       $10.11      $10.02      $10.08
                                                              ===========     ===========  =========== =========== ===========

Total Investment     Based on net asset value per share              5.74%++++       8.84%        6.98%       7.89%       (.47%)
Return:**                                                     ===========     ===========  =========== =========== ===========

Ratios to Average    Expenses                                         .56%*           .55%         .56%        .56%        .55%
Net Assets:                                                   ===========     ===========  =========== =========== ===========
                     Investment income -- net                        5.61%*          5.86%        5.89%       6.01%       5.72%
                                                              ===========     ===========  =========== =========== ===========

Supplemental         Net assets, end of period (in thousands)    $989,269        $983,650     $983,550  $1,059,440  $1,203,181
Data:                                                         ===========     ===========  =========== =========== ===========
                     Portfolio turnover                             61.64%          99.52%       95.09%     103.65%      73.33%
                                                              ===========     ===========  =========== =========== ===========

                   * Annualized.
                  ** Total investment returns exclude the effects of sales loads.
                   + Commencement of Operations
                ++++ Aggregate total investment return.

                     See Notes to Financial Statements.






                                                                                        National Portfolio
                     The following per share                                                 Class B
                     data and ratios have been
                     derived from information
                     provided in the financial
                     statements.
                                                               For the Six
                                                               Months Ended         For the Year Ended June 30,
                                                               Dec. 31, 1997        1997        1996        1995        1994
                     Increase (Decrease) in Net Asset Value:

Per Share            Net asset value, beginning of period          $10.37          $10.11       $10.02      $10.07      $11.02
Operating                                                     -----------     -----------  ----------- ----------- -----------
Performance:         Investment income -- net                         .26             .52          .52         .52         .54
                     Realized and unrealized gain (loss) on
                     investments -- net                               .30             .26          .09         .16        (.65)
                                                              -----------     -----------  ----------- ----------- -----------
                     Total from investment operations                 .56             .78          .61         .68        (.11)
                                                              -----------     -----------  ----------- ----------- -----------
                     Less dividends and distributions:
                     Investment income -- net                        (.26)           (.52)        (.52)       (.52)       (.54)
                     Realized gain on investments -- net               --              --           --        (.19)       (.30)
                     In excess of realized gain on investments
                     -- net                                            --              --           --        (.02)         --
                                                              -----------     -----------  ----------- ----------- -----------
                     Total dividends and distributions               (.26)           (.52)        (.52)       (.73)       (.84)
                                                              -----------     -----------  ----------- ----------- -----------
                     Net asset value, end of period                $10.67          $10.37       $10.11      $10.02      $10.07
                                                              ===========     ===========  =========== =========== ===========

Total Investment     Based on net asset value per share              5.44%++++       7.92%        6.17%       7.28%      (1.39%)
Return:**                                                     ===========     ===========  =========== =========== ===========

Ratios to Average    Expenses                                        1.32%*          1.31%        1.32%       1.32%       1.30%
Net Assets:                                                   ===========     ===========  =========== =========== ===========
                     Investment income -- net                        4.85%*          5.10%        5.13%       5.25%       4.97%
                                                              ===========     ===========  =========== =========== ===========

Supplemental         Net assets, end of period (in thousands)    $410,755        $415,103     $399,341    $419,933    $459,169
Data:                                                         ===========     ===========  =========== =========== ===========
                     Portfolio turnover                             61.64%          99.52%       95.09%     103.65%      73.33%
                                                              ===========     ===========  =========== =========== ===========


                                                                                        National Portfolio
                     The following per share                                                 Class C
                     data and ratios have been
                     derived from information
                     provided in the financial
                     statements.
                                                               For the Six                                       For the Period
                                                              Months Ended       For the Year Ended June 30,    Oct. 21, 1994+ to
                                                             Dec. 31, 1997           1997           1996          June 30, 1995
                     Increase (Decrease) in Net Asset Value:

Per Share            Net asset value, beginning of period        $10.38             $10.11         $10.03             $9.85
Operating                                                   -----------        -----------    -----------       -----------
Performance:         Investment income -- net                       .26                .52            .52               .36
                     Realized and unrealized gain on
                     investments -- net                             .29                .27            .08               .39
                                                            -----------        -----------    -----------       -----------
                     Total from investment operations               .55                .79            .60               .75
                                                            -----------        -----------    -----------       -----------
                     Less dividends and distributions:
                     Investment income -- net                      (.26)              (.52)          (.52)             (.36)
                     Realized gain on investments -- net             --                 --             --              (.19)
                     In excess of realized gain on
                     investments -- net                              --                 --             --              (.02)
                                                            -----------        -----------    -----------       -----------
                     Total dividends and distributions             (.26)              (.52)          (.52)             (.57)
                                                            -----------        -----------    -----------       -----------
                     Net asset value, end of period              $10.67             $10.38         $10.11            $10.03
                                                            ===========        ===========    ===========       ===========

Total Investment     Based on net asset value per share            5.31%++++          7.97%          6.01%             7.97%++++
Return:**                                                   ===========        ===========    ===========       ===========

Ratios to Average    Expenses                                      1.37%*             1.36%          1.37%             1.37%*
Net Assets:                                                 ===========        ===========    ===========       ===========
                     Investment income -- net                      4.80%*             5.04%          5.08%             5.21%*
                                                            ===========        ===========    ===========       ===========

Supplemental         Net assets, end of period
Data:                (in thousands)                             $32,943            $28,096        $13,291            $5,195
                                                            ===========        ===========    ===========       ===========
                     Portfolio turnover                           61.64%             99.52%         95.09%           103.65%
                                                            ===========        ===========    ===========       ===========


                                                                                        National Portfolio
                     The following per share                                                 Class C
                     data and ratios have been
                     derived from information
                     provided in the financial
                     statements.
                                                               For the Six                                       For the Period
                                                              Months Ended       For the Year Ended June 30,    Oct. 21, 1994+ to
                                                             Dec. 31, 1997           1997           1996          June 30, 1995
                     Increase (Decrease) in Net Asset Value:

Per Share            Net asset value, beginning of period        $10.39             $10.12         $10.03            $9.85
Operating                                                   -----------        -----------    -----------      -----------
Performance:         Investment income -- net                       .29                .58            .57              .40
                     Realized and unrealized gain on
                     investments -- net                             .28                .27            .09              .39
                                                            -----------        -----------    -----------      -----------
                     Total from investment operations               .57                .85            .66              .79
                                                            -----------        -----------    -----------      -----------
                     Less dividends and distributions:
                     Investment income -- net                      (.29)              (.58)          (.57)            (.40)
                     Realized gain on investments -- net             --                 --             --             (.19)
                     In excess of realized gain on
                     investments -- net                              --                 --             --             (.02)
                                                            -----------        -----------    -----------      -----------
                     Total dividends and distributions             (.29)              (.58)          (.57)            (.61)
                                                            -----------        -----------    -----------      -----------
                     Net asset value, end of period              $10.67             $10.39         $10.12           $10.03
                                                            ===========        ===========    ===========      ===========

Total Investment     Based on net asset value per share            5.51%++++          8.57%          6.71%            8.37%++++
Return:**                                                   ===========        ===========    ===========      ===========

Ratios to Average    Expenses                                      .81%*              .80%           .81%              .81%*
Net Assets:                                                ===========        ===========    ===========       ===========
                     Investment income -- net                     5.35%*             5.60%          5.64%             5.78%*
                                                           ===========        ===========    ===========       ===========
Supplemental         Net assets, end of period
Data:                (in thousands)                            $58,307            $51,038        $43,884           $19,656
                                                           ===========        ===========    ===========       ===========
                     Portfolio turnover                          61.64%             99.52%         95.09%           103.65%
                                                           ===========        ===========    ===========       ===========

                   * Annualized.
                  ** Total investment returns exclude the effects of sales loads.
                   + Commencement of Operations
                ++++ Aggregate total investment return.

                     See Notes to Financial Statements.






                                                                                        Limited Maturity Portfolio
                     The following per share                                                    Class A
                     data and ratios have been
                     derived from information
                     provided in the financial
                     statements.
                                                               For the Six
                                                               Months Ended          For the Year Ended June 30,
                                                               Dec. 31, 1997        1997        1996        1995        1994
                     Increase (Decrease) in Net Asset Value:

Per Share            Net asset value, beginning of period          $9.93           $9.91        $9.92       $9.87      $10.01
Operating                                                    -----------     -----------  ----------- ----------- -----------
Performance:         Investment income -- net                        .20             .39          .38         .38         .37
                     Realized and unrealized gain (loss) on
                     investments -- net                              .03             .04         (.01)        .05        (.14)
                                                             -----------     -----------  ----------- ----------- -----------
                     Total from investment operations                .23             .43          .37         .43         .23
                                                             -----------     -----------  ----------- ----------- -----------
                     Less dividends and distributions:
                     Investment income -- net                       (.20)           (.39)        (.38)       (.38)       (.37)
                     Realized gain on investments -- net              --            (.02)          --          --          --
                                                             -----------     -----------  ----------- ----------- -----------
                     Total dividends and distributions              (.20)           (.41)        (.38)       (.38)       (.37)
                                                             -----------     -----------  ----------- ----------- -----------
                     Net asset value, end of period                $9.96           $9.93        $9.91       $9.92       $9.87
                                                             ===========     ===========  =========== =========== ===========

Total Investment     Based on net asset value per share             2.29%++++       4.40%        3.75%       4.53%       2.30%
Return:**                                                    ===========     ===========  =========== =========== ===========

Ratios to Average    Expenses                                        .41%*           .39%         .44%        .41%        .40%
Net Assets:                                                  ===========     ===========  =========== =========== ===========
                     Investment income -- net                       3.88%*          3.93%        3.83%       3.86%       3.68%
                                                             ===========     ===========  =========== =========== ===========

Supplemental         Net assets, end of period (in thousands)   $316,335        $343,641     $417,097    $536,474    $790,142
Data:                                                        ===========     ===========  =========== =========== ===========
                     Portfolio turnover                            34.50%          61.90%       88.32%      37.33%      45.67%
                                                             ===========     ===========  =========== =========== ===========



                                                                                        Limited Maturity Portfolio
                     The following per share                                                    Class B
                     data and ratios have been
                     derived from information
                     provided in the financial
                     statements.
                                                               For the Six
                                                               Months Ended         For the Year Ended June 30,
                                                               Dec. 31, 1997        1997        1996        1995        1994
                     Increase (Decrease) in Net Asset Value:

Per Share            Net asset value, beginning of period          $9.94           $9.91        $9.92       $9.87      $10.01
Operating                                                    -----------     -----------  ----------- ----------- -----------
Performance:         Investment income -- net                        .18             .36          .35         .35         .33
                     Realized and unrealized gain (loss) on
                     investments -- net                              .03             .05         (.01)        .05        (.14)
                                                             -----------     -----------  ----------- ----------- -----------
                     Total from investment operations                .21             .41          .34         .40         .19
                                                             -----------     -----------  ----------- ----------- -----------
                     Less dividends and distributions:
                     Investment income -- net                       (.18)           (.36)        (.35)       (.35)       (.33)
                     Realized gain on investments -- net              --            (.02)          --          --          --
                                                             -----------     -----------  ----------- ----------- -----------
                     Total dividends and distributions              (.18)           (.38)        (.35)       (.35)       (.33)
                                                             -----------     -----------  ----------- ----------- -----------
                     Net asset value, end of period                $9.97           $9.94        $9.91       $9.92       $9.87
                                                             ===========     ===========  =========== =========== ===========

Total Investment     Based on net asset value per share             2.10%++++       4.13%        3.37%       4.14%       1.98%
Return:**                                                    ===========     ===========  =========== =========== ===========

Ratios to Average    Expenses                                        .77%*           .75%         .80%        .78%        .76%
Net Assets:                                                  ===========     ===========  =========== =========== ===========
                     Investment income -- net                       3.52%*          3.58%        3.46%       3.50%       3.33%
                                                             ===========     ===========  =========== =========== ===========

Supplemental         Net assets, end of period (in thousands)    $48,312         $54,275      $71,075    $129,581    $145,534
Data:                                                        ===========     ===========  =========== =========== ===========
                     Portfolio turnover                            34.50%          61.90%       88.32%      37.33%      45.67%
                                                             ===========     ===========  =========== =========== ===========


                                                                                    Limited Maturity Portfolio
                     The following per share                                                 Class C
                     data and ratios have been
                     derived from information
                     provided in the financial
                     statements.
                                                               For the Six                                       For the Period
                                                              Months Ended       For the Year Ended June 30,    Oct. 21, 1994+ to
                                                             Dec. 31, 1997           1997           1996          June 30, 1995
                     Increase (Decrease) in Net Asset Value:

Per Share            Net asset value, beginning of period        $9.91              $9.88          $9.92             $9.83
Operating                                                  -----------        -----------    -----------      -----------
Performance:         Investment income -- net                      .18                .35            .34              .25
                     Realized and unrealized gain (loss) on
                     investments -- net                            .02                .05           (.04)             .09
                                                           -----------        -----------    -----------      -----------
                     Total from investment operations              .20                .40            .30              .34
                                                           -----------        -----------    -----------      -----------
                     Less dividends and distributions:
                     Investment income -- net                     (.18)              (.35)          (.34)            (.25)
                     Realized gain on investments -- net            --               (.02)            --               --
                                                           -----------        -----------    -----------      -----------
                     Total dividends and distributions            (.18)              (.37)          (.34)            (.25)
                                                           -----------        -----------    -----------      -----------
                     Net asset value, end of period              $9.93              $9.91          $9.88            $9.92
                                                           ===========        ===========    ===========      ===========

Total Investment     Based on net asset value per share           1.99%++++          4.11%          2.97%            3.52%++++
Return:**                                                  ===========        ===========    ===========      ===========

Ratios to Average    Expenses                                      .78%*              .75%           .80%             .70%*
Net Assets:                                                ===========        ===========    ===========      ===========
                     Investment income -- net                     3.51%*             3.57%          3.41%            3.61%*
                                                           ===========        ===========    ===========      ===========

Supplemental         Net assets, end of period
Data:                (in thousands)                               $165               $108            $94           $3,965
                                                           ===========        ===========    ===========      ===========
                     Portfolio turnover                          34.50%             61.90%         88.32%           37.33%
                                                           ===========        ===========    ===========      ===========


                                                                                    Limited Maturity Portfolio
                     The following per share                                                 Class D
                     data and ratios have been
                     derived from information
                     provided in the financial
                     statements.
                                                               For the Six                                       For the Period
                                                              Months Ended       For the Year Ended June 30,    Oct. 21, 1994+ to
                                                             Dec. 31, 1997           1997           1996          June 30, 1995
                     Increase (Decrease) in Net Asset Value:

Per Share            Net asset value, beginning of period        $9.94              $9.91          $9.93             $9.83
Operating                                                  -----------        -----------    -----------       -----------
Performance:         Investment income -- net                      .19                .38            .37               .26
                     Realized and unrealized gain (loss)
                     on investments -- net                         .03                .05           (.02)              .10
                                                           -----------        -----------    -----------       -----------
                     Total from investment operations              .22                .43            .35               .36
                                                           -----------        -----------    -----------       -----------
                     Less dividends and distributions:
                     Investment income -- net                     (.19)              (.38)          (.37)             (.26)
                     Realized gain on investments -- net            --               (.02)            --                --
                                                           -----------        -----------    -----------       -----------
                     Total dividends and distributions            (.19)              (.40)          (.37)             (.26)
                                                           -----------        -----------    -----------       -----------
                     Net asset value, end of period              $9.97              $9.94          $9.91             $9.93
                                                           ===========        ===========    ===========       ===========

Total Investment     Based on net asset value per share           2.24%++++          4.40%          3.55%            3.73%++++
Return:**                                                  ===========        ===========    ===========       ===========

Ratios to Average    Expenses                                      .51%*              .48%           .54%              .53%*
Net Assets:                                                ===========        ===========    ===========       ===========
                     Investment income -- net                     3.78%*             3.84%          3.71%             3.78%*
                                                           ===========        ===========    ===========       ===========

Supplemental         Net assets, end of period
Data:                (in thousands)                            $19,693            $20,383        $15,886           $11,258
                                                           ===========        ===========    ===========       ===========
                     Portfolio turnover                          34.50%             61.90%         88.32%            37.33%
                                                           ===========        ===========    ===========       ===========

                   * Annualized.
                  ** Total investment returns exclude the effects of sales loads.
                   + Commencement of Operations
                ++++ Aggregate total investment return.

                     See Notes to Financial Statements.




            Merrill Lynch Municipal Bond Fund, Inc., December 31, 1997

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund's Portfolios offer four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Insured Portfolio: Where bonds in the Portfolio have not been insured pursuant to policies obtained by the issuer, the Fund has obtained insurance with respect to the payment of interest and principal of each bond. Such insurance is valid as long as the bonds are held by the Fund.

All Portfolios: Municipal bonds and money market securities are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. Positions in futures contracts and options thereon, which are traded on exchanges, are valued at closing prices as of the close of such exchanges. Assets for which market quotations are not readily available are valued at fair value on a consistent basis using methods determined in good faith by the Fund's Board of Directors, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

[bullet] Financial futures contracts -- The Fund's Portfolios may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolios deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expenses as the related shares are issued.

(f) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, FAM receives at the end of each month a fee with respect to each Portfolio at the annual rates set forth below which are based upon the average daily value of the Fund's net assets.

                                    Rate of Advisory Fee

Aggregate of Average Daily                              Limited
Net Assets of the Three           Insured   National    Maturity
Combined Portfolios              Portfolio  Portfolio   Portfolio

Not exceeding $250 million         .40%       .50%        .40%
In excess of $250 million
but not exceeding $400 million     .375       .475        .375
In excess of $400 million
but not exceeding $550 millio      .375       .475        .35
In excess of $550 million
but not exceeding $1.5 billion     .375       .475        .325
In excess of $1.5 billion          .35        .475        .325

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

          Account Maintenance Fees     Distribution Fees

                             Limited                       Limited
         Insured   National  Maturity  Insured   National  Maturity
         Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio

Class B   .25%      .25%      .15%      .50%      .50%       .20%
Class C   .25%      .25%      .15%      .55%      .55%       .20%
Class D   .25%      .25%      .10%       --        --         --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended December 31, 1997, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares follows:

                                                       Limited
                              Insured     National     Maturity
                              Portfolio   Portfolio    Portfolio

Class A Shares:
MLFD                           $9,517      $8,062        $451
MLPF&S                         82,934      65,767       3,657
Class D Shares:
MLFD                            3,489       5,159         412
MLPF&S                         31,279      46,862       3,686

For the six months ended December 31, 1997, MLPF&S received contingent deferred sales charges of $522,315 relating to transactions in Class B Shares, amounting to $190,639, $320,254 and $11,422 in the Insured, National and Limited Maturity Portfolios, respectively, and $4,374 relating to transactions in Class C Shares, amounting to $1,276 and $3,098 in the Insured and National Portfolios, respectively.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 1997, were as follows:

                              Purchases            Sales
Insured Portfolio           $590,036,669       $618,764,216
National Portfolio           886,642,818        887,562,674
Limited Maturity Portfolio   129,002,342        145,252,808

Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:

                              Realized          Unrealized
Insured Portfolio         Gains (Losses)           Gains

Long-term investments       $13,592,906        $162,427,200
Financial futures contracts    (263,000)                 --
                           ------------        ------------
Total                       $13,329,906        $162,427,200
                           ============        ============

                              Realized          Unrealized
National Portfolio        Gains (Losses)           Gains

Long-term investments       $16,434,898        $116,343,622
Financial futures contracts    (803,375)                 --
                           ------------        ------------
Total                       $15,631,523        $116,343,622
                           ============        ============

                              Realized          Unrealized
Limited Maturity Portfolio      Gains              Gains

Long-term investments           $59,978          $2,540,051
Short-term investments            9,465              12,932
                           ------------        ------------
Total                           $69,443          $2,552,983
                           ============        ============

As of December 31, 1997 net unrealized appreciation/depreciation for Federal income tax purposes were as follows:

                        Gross         Gross         Net
                     Unrealized    Unrealized    Unrealized
                    Appreciation  Depreciation  Appreciation

Insured Portfolio   $163,349,599   $(922,399)   $162,427,200
National Portfolio   116,773,032    (429,410)    116,343,622
Limited Maturity
Portfolio              2,594,904     (41,921)      2,552,983

The aggregate cost of investments at December 31, 1997 for Federal income tax purposes was $1,846,304,016 for the Insured Portfolio, $1,361,772,415 for the National Portfolio, and $378,526,244 for the Limited Maturity Portfolio.

4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions for the six months ended December 31, 1997 and for the year ended June 30, 1997 were $(85,324,081) and $(357,799,862), respectively, for the Insured Portfolio; $(28,121,251) and $916,838, respectively, for the National Portfolio and $(35,123,149) and $(86,916,618), respectively, for the Limited Maturity Portfolio.

Transactions in capital shares for each class were as follows:

Insured Portfolio
Class A Shares for the Six Months                   Dollar
Ended December 31, 1997              Shares         Amount

Shares sold                          992,804     $8,129,083
Shares issued to shareholders in
reinvestment of dividends &
distributions                      2,160,578     17,726,558
                                ------------   ------------
Total issued                       3,153,382     25,855,641
Shares redeemed                   (9,067,023)   (74,202,134)
                                ------------   ------------
Net decrease                      (5,913,641)  $(48,346,493)
                                ============   ============

Insured Portfolio
Class A Shares for the Year                         Dollar
Ended June 30, 1997                  Shares         Amount

Shares sold                        4,575,281    $36,693,201
Shares issued to shareholders
in reinvestment of dividends       4,476,285     35,809,346
                                ------------   ------------
Total issued                       9,051,566     72,502,547
Shares redeemed                  (28,976,583)  (232,180,607)
                                ------------   ------------
Net decrease                     (19,925,017) $(159,678,060)
                                ============   ============

Insured Portfolio
Class B Shares for the Six Months                   Dollar
Ended December 31, 1997              Shares         Amount

Shares sold                        2,100,332    $17,192,724
Shares issued to shareholders in
reinvestment of dividends &
distributions                        832,268      6,825,022
                                ------------   ------------
Total issued                       2,932,600     24,017,746
Automatic conversion of shares      (163,539)    (1,333,499)
Shares redeemed                   (7,871,951)   (64,380,136)
                                ------------   ------------
Net decrease                      (5,102,890)  $(41,695,889)
                                ============   ============

Insured Portfolio
Class B Shares for the Year                         Dollar
Ended June 30, 1997                  Shares         Amount

Shares sold                        5,729,555    $45,791,612
Shares issued to shareholders
in reinvestment of dividends       2,004,591     16,028,058
                               -------------  -------------
Total issued                       7,734,146     61,819,670
Automatic conversion of shares      (654,971)    (5,237,060)
Shares redeemed                  (29,004,786)  (232,763,104)
                               -------------  -------------
Net decrease                     (21,925,611) $(176,180,494)
                               =============  =============

Insured Portfolio
Class C Shares for the Six                          Dollar
Months Ended December 31, 1997       Shares         Amount

Shares sold                          233,970     $1,912,968
Shares issued to shareholders
in reinvestment of dividends &
distributions                         22,107        181,356
                               -------------  -------------
Total issued                         256,077      2,094,324
Shares redeemed                     (106,541)      (872,194)
                               -------------  -------------
Net increase                         149,536     $1,222,130
                               =============  =============

Insured Portfolio
Class C Shares for the Year                         Dollar
Ended June 30, 1997                  Shares         Amount

Shares sold                          742,610     $5,954,624
Shares issued to shareholders
in reinvestment of dividends          65,517        524,081
                               -------------  -------------
Total issued                         808,127      6,478,705
Shares redeemed                   (1,722,393)   (13,923,454)
                               -------------  -------------
Net decrease                        (914,266)   $(7,444,749)
                               =============  =============

Insured Portfolio
Class D Shares for the Six                          Dollar
Months Ended December 31, 1997       Shares         Amount

Shares sold                        7,051,661    $57,460,993
Automatic conversion of shares       163,539      1,333,499
Shares issued to shareholders
in reinvestment of dividends &
distributions                         70,522        578,640
                               -------------  -------------
Total issued                       7,285,722     59,373,132
Shares redeemed                   (6,811,558)   (55,876,961)
                               -------------  -------------
Net increase                         474,164     $3,496,171
                               =============  =============

Insured Portfolio
Class D Shares for the Year                         Dollar
Ended June 30, 1997                  Shares         Amount

Shares sold                       12,779,520   $101,973,172
Automatic conversion of shares       654,971      5,237,060
Shares issued to shareholders
in reinvestment of dividends         147,570      1,180,790
                               -------------  -------------
Total issued                      13,582,061    108,391,022
Shares redeemed                  (15,359,300)  (122,887,581)
                               -------------  -------------
Net decrease                      (1,777,239)  $(14,496,559)
                               =============  =============

National Portfolio
Class A Shares for the Six
Months Ended December 31, 1997                      Dollar
                                     Shares         Amount

Shares sold                        2,004,907    $21,113,997
Shares issued to shareholders
in reinvestment of dividends       1,348,242     14,232,734
                               -------------  -------------
Total issued                       3,353,149     35,346,731
Shares redeemed                   (5,414,191)   (57,069,434)
                               -------------  -------------
Net decrease                      (2,061,042)  $(21,722,703)
                               =============  =============

National Portfolio
Class A Shares for the Year                         Dollar
Ended June 30, 1997                  Shares         Amount

Shares sold                        7,233,788    $74,396,433
Shares issued to shareholders
in reinvestment of dividends       2,685,525     27,558,310
                               -------------  -------------
Total issued                       9,919,313    101,954,743
Shares redeemed                  (12,395,672)  (127,128,438)
                               -------------  -------------
Net decrease                      (2,476,359)  $(25,173,695)
                               =============  =============

National Portfolio
Class B Shares for the Six                          Dollar
Months Ended December 31, 1997       Shares         Amount

Shares sold                        2,670,813    $28,147,544
Shares issued to shareholders
in reinvestment of dividends         491,996      5,192,603
                               -------------  -------------
Total issued                       3,162,809     33,340,147
Automatic conversion of shares      (126,059)    (1,323,695)
Shares redeemed                   (4,537,271)   (47,771,417)
                               -------------  -------------
Net decrease                      (1,500,521)  $(15,754,965)
                               =============  =============

National Portfolio
Class B Shares for the Year                         Dollar
Ended June 30, 1997                  Shares         Amount

Shares sold                       11,777,487   $121,489,230
Shares issued to shareholders
in reinvestment of dividends         975,743     10,006,225
                               -------------  -------------
Total issued                      12,753,230    131,495,455
Automatic conversion of shares      (495,542)    (5,075,762)
Shares redeemed                  (11,745,518)  (120,476,972)
                               -------------  -------------
Net increase                         512,170     $5,942,721
                               =============  =============

National Portfolio
Class C Shares for the Six
Months Ended December 31, 1997                      Dollar
                                     Shares         Amount

Shares sold                          747,944     $7,875,624
Shares issued to shareholders
in reinvestment of dividends          40,871        431,509
                               -------------  -------------
Total issued                         788,815      8,307,133
Shares redeemed                     (408,452)    (4,299,812)
                               -------------  -------------
Net increase                         380,363     $4,007,321
                               =============  =============

National Portfolio
Class C Shares for the Year                         Dollar
Ended June 30, 1997                  Shares         Amount

Shares sold                        2,182,254    $22,508,694
Shares issued to shareholders
in reinvestment of dividends          56,394        579,121
                               -------------  -------------
Total issued                       2,238,648     23,087,815
Shares redeemed                     (845,937)    (8,691,227)
                               -------------  -------------
Net increase                       1,392,711    $14,396,588
                               =============  =============

National Portfolio
Class D Shares for the Six                          Dollar
Months Ended December 31, 1997       Shares         Amount

Shares sold                        7,646,978    $80,423,731
Automatic conversion of shares       125,939      1,323,695
Shares issued to shareholders
in reinvestment of dividends          79,565        840,976
                               -------------  -------------
Total issued                       7,852,482     82,588,402
Shares redeemed                   (7,304,723)   (77,239,306)
                               -------------  -------------
Net increase                         547,759     $5,349,096
                               =============  =============

National Portfolio
Class D Shares for the Year                         Dollar
Ended June 30, 1997                  Shares         Amount

Shares sold                       10,536,060   $108,053,333
Automatic conversion of shares       495,032      5,075,762
Shares issued to shareholders
in reinvestment of dividends         114,893      1,179,969
                               -------------  -------------
Total issued                      11,145,985    114,309,064
Shares redeemed                  (10,568,675)  (108,557,840)
                               -------------  -------------
Net increase                         577,310     $5,751,224
                               =============  =============

Limited Maturity Portfolio
Class A Shares for the Six                          Dollar
Months Ended December 31, 1997       Shares         Amount

Shares sold                          658,083     $6,546,890
Shares issued to shareholders
in reinvestment of dividends         373,098      3,712,365
                               -------------  -------------
Total issued                       1,031,181     10,259,255
Shares redeemed                   (3,876,146)   (38,569,740)
                               -------------  -------------
Net decrease                      (2,844,965)  $(28,310,485)
                               =============  =============

Limited Maturity Portfolio
Class A Shares for the Year                         Dollar
Ended June 30, 1997                  Shares         Amount

Shares sold                        2,507,909    $24,924,435
Shares issued to shareholders
in reinvestment of dividends &
distributions                        920,017      9,134,741
                               -------------  -------------
Total issued                       3,427,926     34,059,176
Shares redeemed                  (10,923,304)  (108,467,108)
                               -------------  -------------
Net decrease                      (7,495,378)  $(74,407,932)
                               =============  =============

Limited Maturity Portfolio
Class B Shares for the Six
Months Ended December 31, 1997                      Dollar
                                     Shares         Amount

Shares sold                        1,631,823    $16,239,795
Shares issued to shareholders
in reinvestment of dividends          60,827        605,540
                               -------------  -------------
Total issued                       1,692,650     16,845,335
Shares redeemed                   (2,307,319)   (22,964,399)
                               -------------  -------------
Net decrease                        (614,669)   $(6,119,064)
                               =============  =============

Limited Maturity Portfolio
Class B Shares for the Year                         Dollar
Ended June 30, 1997                  Shares         Amount

Shares sold                        1,746,766    $17,337,114
Shares issued to shareholders
in reinvestment of dividends &
distributions                        156,709      1,556,287
                               -------------  -------------
Total issued                       1,903,475     18,893,401
Automatic conversion of shares       (11,559)      (114,986)
Shares redeemed                   (3,599,880)   (35,740,926)
                               -------------  -------------
Net decrease                      (1,707,964)  $(16,962,511)
                               =============  =============

Limited Maturity Portfolio
Class C Shares for the Six                          Dollar
Months Ended December 31, 1997       Shares         Amount

Shares sold                          140,117     $1,391,193
Shares issued to shareholders
in reinvestment of dividends             164          1,624
                               -------------  -------------
Total issued                         140,281      1,392,817
Shares redeemed                     (134,528)    (1,335,588)
                               -------------  -------------
Net increase                           5,753        $57,229
                               =============  =============

Limited Maturity Portfolio
Class C Shares for the Year                         Dollar
Ended June 30, 1997                  Shares         Amount

Shares sold                          125,730     $1,243,007
Shares issued to shareholders
in reinvestment of dividends &
distributions                            526          5,211
                               -------------  -------------
Total issued                         126,256      1,248,218
Shares redeemed                     (124,926)    (1,236,530)
                               -------------  -------------
Net increase                           1,330        $11,688
                               =============  =============

Limited Maturity Portfolio
Class D Shares for the Six
Months                                              Dollar
Ended December 31, 1997              Shares         Amount

Shares sold                          866,616     $8,630,063
Shares issued to shareholders
in reinvestment of dividends          19,452        193,675
                               -------------  -------------
Total issued                         886,068      8,823,738
Shares redeemed                     (961,538)    (9,574,567)
                               -------------  -------------
Net decrease                         (75,470)     $(750,829)
                               =============  =============

Limited Maturity Portfolio
Class D Shares for the Year                         Dollar
Ended June 30, 1997                  Shares         Amount

Shares sold                        3,468,693    $34,441,741
Automatic conversion of shares        11,555        114,986
Shares issued to shareholders
in reinvestment of dividends &
distributions                         40,524        402,564
                               -------------  -------------
Total issued                       3,520,772     34,959,291
Shares redeemed                   (3,072,180)   (30,517,154)
                               -------------  -------------
Net increase                         448,592     $4,442,137
                               =============  =============

5. Capital Loss Carryforward:
At June 30, 1997, the Fund had a net capital loss carryforward as follows: Approximately $4,620,000 in the Insured Portfolio, of which $1,981,000 expires in 2003 and $2,639,000 expires in 2004;
approximately $48,141,000 in the National Portfolio, of which $19,665,000 expires in 2003 and $28,476,000 expires in 2004; and
approximately $4,658,000 in the Limited Maturity Portfolio, of which $2,590,000 expires in 1998, $22,000 expires in 1999, $25,000 expires in 2002, and $2,021,000 expires in 2003. These amounts will be available to offset like amounts of any future taxable gains.